                                                   Filed Pursuant to Rule 497(e)
                                                              File No. 333-82311
                     GE Life & Annuity Separate Account II
                               Prospectus For The
    Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
                             Policy Form P1251 5/99

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

--------------------------------------------------------------------------------

This prospectus describes a flexible premium joint and last survivor variable life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," the "Company," or "GE Life & Annuity"). It is underwritten on an individual basis. The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.

The Policy provides insurance on the lives of two Insureds. We will pay Death Proceeds only on the death of the Last Insured. The amount of the Death Proceeds will depend in part on the death benefit option the Owner ("you" or "your") selects. You can elect one of two death benefit options under the Policy. Under Option A, the Death Benefit will equal the greater of (1) the Specified Amount plus the Policy's Account Value, or (2) the Account Value multiplied by the applicable corridor percentage. Under Option B, the Death Benefit will equal the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the applicable corridor percentage. We guarantee that your Death Benefit will at least equal the Specified Amount so long as your Policy is in force.

You direct your premiums to the Investment Subdivisions of Separate Account II. Each Investment Subdivision invests exclusively in the shares of a portfolio of a Fund. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in Separate Account II.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This prospectus contains information about Separate Account II that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The date of this prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Policy Summary..............................................................   3

Portfolio Annual Expense Table..............................................   7
 Other Policies.............................................................   9

Risk Summary................................................................  10

GE Life and Annuity Assurance Company.......................................  12
 State Regulation...........................................................  12

Separate Account II.........................................................  13
 Changes to Separate Account II.............................................  13

The Portfolios..............................................................  15
 Investment Subdivisions....................................................  15
 Your Right to Vote Portfolio Shares........................................  23

Charges and Deductions......................................................  25
 Premium Charge.............................................................  25
 Mortality and Expense Risk Charge..........................................  26
 Monthly Deduction..........................................................  26
 Cost of Insurance..........................................................  26
 Surrender Charge...........................................................  28
 Partial Surrender Processing Fee...........................................  29
 Transfer Charge............................................................  29
 Other Charges..............................................................  29
 Reduction of Charges for Group Sales.......................................  30

The Policy..................................................................  31
 Applying for a Policy......................................................  31
 Owner......................................................................  31
 Split Option Rider.........................................................  32
 Beneficiary................................................................  32
 Changing the Beneficiary...................................................  32
 Canceling a Policy.........................................................  32

Premiums....................................................................  33
 General....................................................................  33
 Tax Free Exchanges (1035 Exchanges)........................................  33
 Certain Internal Exchanges.................................................  33
 Periodic Premium Plan......................................................  34
 Minimum Premium Payment....................................................  34
 Allocating Premiums........................................................  34


How Your Account Value Varies...............................................  36
 Account Value..............................................................  36
 Surrender Value............................................................  36
 Investment Subdivision Values..............................................  36
 Unit Values................................................................  36
 Net Investment Factor......................................................  37

Transfers...................................................................  38
 General....................................................................  38
 Dollar-Cost Averaging......................................................  38
 Portfolio Rebalancing......................................................  39
 Transfers by Third Parties.................................................  40

Death Benefits..............................................................  41
 Amount of Death Proceeds...................................................  41
 Four Year Term Rider.......................................................  41
 Death Benefit Options......................................................  42
 Changing the Death Benefit Option..........................................  43
 Changing the Specified Amount..............................................  43

Surrenders And Partial Surrenders...........................................  45
 Surrenders.................................................................  45
 Partial Surrenders.........................................................  45
 Effect of Partial Surrenders on Account Value and Death Proceeds...........  45

Loans.......................................................................  46
 General....................................................................  46
 Preferred Policy Debt......................................................  46
 Interest Rate Charged......................................................  46
 Repayment of Policy Debt...................................................  47
 Effect of Policy Loans.....................................................  47

Termination.................................................................  48
 Premium to Prevent Termination.............................................  48
 Your Policy will Remain in Effect During the Grace Period..................  48
 Reinstatement..............................................................  48

Payments And Telephone Transactions.........................................  49
 Requesting Payments........................................................  49
 Telephone Transactions.....................................................  49

Tax Considerations..........................................................  51
 Federal Tax Matters........................................................  51
 Introduction...............................................................  51
 Tax Status of the Policy...................................................  51
 Tax Treatment of Policies -- General.......................................  52
 Special Rules for Modified Endowment Contracts.............................  54
 Income Tax Withholding.....................................................  55
 Tax Status of the Company..................................................  55
 Changes in the Law and Other Considerations................................  55


Other Policy Information....................................................  56
 Optional Payment Plans.....................................................  56
 Dividends..................................................................  57
 Incontestability...........................................................  57
 Suicide Exclusion..........................................................  57
 Misstatement of Age or Gender..............................................  58
 Written Notice.............................................................  58
 Trustees...................................................................  58
 Other Changes..............................................................  58
 Reports....................................................................  58
 Change of Owner............................................................  59
 Supplemental Benefits......................................................  59
 Using the Policy as Collateral.............................................  59
 Reinsurance................................................................  59
 Legal Proceedings..........................................................  60

Additional Information......................................................  61
 Sale of the Policies.......................................................  61
 Legal Matters..............................................................  62
 Experts....................................................................  62
 Actuarial Matters..........................................................  62
 Financial Statements.......................................................  62
 Executive Officers and Directors...........................................  63
 Other Information..........................................................  64

Hypothetical Illustrations..................................................  65

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Definitions


We have tried to make this prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The total amount under the Policy in each Investment Subdivision and the General Account.

Age -- The age of each Insured at his or her birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- For each Insured, an Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the Death Proceeds payable at the death of the Last Insured.

Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy Years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Benefit -- The amount determined under the Death Benefit Option in effect as of the date of death of the Last Insured.

Death Proceeds -- The total amount payable to the Beneficiary upon the death of the Last Insured.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account II or any of our other separate accounts.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000. The term "we" may be used throughout this prospectus in connection with calculations of Account Value (Cash Value); in these instances, the term "we" has the same meaning as Home Office.

Insured(s) -- The person(s) whose lives are insured under the Policy.

Investment Subdivision -- A subdivision of Separate Account II, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Investment Subdivisions may be available in all states or markets.

Last Insured -- The last Insured to die.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Subdivisions. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Death Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The person (or persons) who owns (or own) the Policy. "You" or "your" refers to the Owner or Joint Owners. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy Years and Anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest. We deduct Policy Debt from proceeds payable at the death of the Last Insured, or at the time of surrender.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Separate Account II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you may allocate Net Premiums.

Specified Amount -- An amount we use in determining the insurance coverage.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Account Value for each Investment Subdivision.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for regular trading except for days that the Investment Subdivision's corresponding Fund does not value its shares. The term "date" may be used throughout this prospectus in connection with calculations of Account Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Policy Summary

PREMIUMS

 . You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See Periodic Premium Plan.

 . Premium amounts depend on each Insured's Age, gender (where applicable), rating class, the Specified Amount selected, and any supplemental benefit riders. See Premiums.

 . You may make unscheduled premium payments, within limits. See Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. See Premium to Prevent Termination.

DEDUCTIONS FROM PREMIUMS

 . If the initial Specified Amount is $500,000 or more, we currently deduct a 3
  1/2% premium charge (5% maximum) from each premium before we place it in an Investment Subdivision. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the policy loan portion of a premium received from the rollover of a life insurance policy. See Premium Charge.

ALLOCATION OF NET PREMIUMS

 . You allocate your Net Premiums among up to ten of the Investment Subdivisions of Separate Account II at any given time. Until 1) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate your Net Premiums to the Investment Subdivisions you designate. See Allocating Premiums.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:

 The Alger American Fund    Goldman Sachs Variable
  Alger American Growth     Insurance Trust (VIT)
   Portfolio                  Goldman Sachs Growth and
  Alger American Small         Income Fund
   Capitalization Portfolio   Goldman Sachs Mid Cap
 Federated Insurance           Value Fund
 Series                     Janus Aspen Series
  Federated American          Aggressive Growth
   Leaders Fund II             Portfolio
  Federated High Income       Balanced Portfolio
   Bond Fund II               Capital Appreciation
  Federated Utility            Portfolio
   Fund II                    Flexible Income
 Fidelity Variable             Portfolio
 Insurance Products Fund
  VIP Equity-Income           Global Life Sciences
   Portfolio                   Portfolio
  VIP Growth Portfolio        Global Technology
  VIP Overseas Portfolio       Portfolio
 Fidelity Variable            Growth Portfolio
 Insurance Products           International Growth
 Fund II                       Portfolio
  VIP II Asset Manager        Worldwide Growth
   Portfolio                   Portfolio
                            Oppenheimer Variable
  VIP II Contrafund(R)      Account Funds
   Portfolio                  Oppenheimer Aggressive
 Fidelity Variable             Growth Fund/VA
 Insurance
 Products Fund III            Oppenheimer Bond Fund/VA
  VIP III Growth & Income     Oppenheimer Capital
   Portfolio                   Appreciation Fund/VA
  VIP III Growth              Oppenheimer High Income
   Opportunities Portfolio     Fund/VA
 GE Investments
 Funds, Inc.                  Oppenheimer Multiple
  Income Fund                  Strategies Fund/VA
                            Salomon Brothers
  International Equity      Variable Series
   Fund                     Funds Inc
  Mid-Cap Value               Salomon Investors Fund
   Equity Fund                Salomon Strategic Bond
  Money Market Fund            Fund
  Premier Growth              Salomon Total Return
   Equity Fund                 Fund
  Real Estate
   Securities Fund
  S&P 500(R) Index Fund
  Total Return Fund
  U.S. Equity Fund

  See Investment Subdivisions.

Not all of these portfolios may be available in all states or in all markets.

DEDUCTIONS FROM ASSETS

 . Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 2000, the minimum total annual expenses (as a percentage of average net assets) was .32% and the maximum total annual expenses (as a percentage of average net assets) was 1.20%. See Portfolio Annual Expenses.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% (maximum effective annual rate of 0.70%) from assets in the Investment Subdivisions.

 . We make a monthly deduction from your Account Value for (1) the cost of insurance, (2) a policy charge of $5, (3) an expense charge of up to $.20 per $1,000 of initial Specified Amount, (4) an expense charge of up to $.20 per $1,000 of any increase in Specified Amount and (5) supplemental benefit charges. See Monthly Deduction.
 .  For information concerning compensation paid for sale of the Policies, See
   Sale of the Policies

ACCOUNT VALUE

 . Account Value equals the total amount in each Investment Subdivision and the General Account.

 . Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Death Proceeds. Account Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See How Your Account Value Varies.

 . You can transfer Account Value among the Investment Subdivisions (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction. See Premium to Prevent
  Termination.

CASH BENEFITS

 . You may take a Policy loan for up to 90% of the difference between Account
  Value and any surrender charges, minus any Policy Debt. See Loans.

 . You may partially surrender your Policy up to a maximum amount. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender. If you select Death Benefit Option B, you may only make partial surrenders after the first Policy Year. See Partial Surrenders.

 . You can surrender your Policy at any time before the death of the Last
  Insured for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 16 Policy Years, for 16 Policy Years after an increase in the Specified Amount, or to the younger

 Insured's attained age 100 if earlier. The surrender charge will not exceed $60 per $1,000 of Specified Amount. See Surrenders and Surrender Charge.

 . You may choose from a variety of payment options. See Requesting Payments.

DEATH BENEFITS

 . The minimum Specified Amount available is $250,000.

 . We will pay Death Proceeds only upon the death of the Last Insured.

 . You may choose from two death benefit options: Option A (greater of Specified
  Amount plus Account Value, or the applicable corridor percentage multiplied by Account Value); or Option B (greater of Specified Amount, or the applicable corridor percentage multiplied by Account Value). We determine the Specified Amount and Account Value for this purpose as of the date of death of the Last Insured. See Death Benefits.

 . Death Proceeds are payable as a lump sum or under a variety of options. See
  Requesting Payments and Optional Payment Plans.

 . You may change the Specified Amount and the death benefit option. See
  Changing the Specified Amount and Changing the Death Benefit Option for rules and limits.

 . During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as the Net Total Premium is at least equal to the Continuation Amount. See Premium to Prevent Termination.

Portfolio Annual Expense Table

This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning a portfolio's fees and expenses.

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                                                  Total Annual
                                                                                                    Expenses
                                                   Management Fees                    Other        (after fee
                                                     (after fee          Service Expenses (after  waivers and
                                                     waivers as    12b-1  Share  reimbursements  reimbursements
Portfolios                                           applicable)   Fees   Fees   as applicable)  as applicable)
---------------------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                         .75%       -- %   -- %        .04%            .79%
 Alger American Small Capitalization Portfolio           .85        --     --          .05             .90
Federated Insurance Series/1/
 Federated American Leaders Fund II                      .75        --     --          .12             .87
 Federated High Income Bond Fund II                      .60        --     --          .16             .76
 Federated Utility Fund II                               .75        --     --          .16             .91
Fidelity Variable Insurance Products Fund*/2/
 VIP Equity-Income Portfolio                             .48        --     --          .08             .56
 VIP Growth Portfolio                                    .57        --     --          .08             .65
 VIP Overseas Portfolio                                  .72        --     --          .17             .89
Fidelity Variable Insurance Products Fund II*/3/
 VIP II Asset Manager Portfolio                          .53        --     --          .08             .61
 VIP II Contrafund Portfolio                             .57        --     --          .09             .66
Fidelity Variable Insurance Products Fund III*/4/
 VIP III Growth & Income Portfolio                       .48        --     --          .10             .58
 VIP III Growth Opportunities Portfolio                  .58        --     --          .10             .68
GE Investments Funds, Inc./5/
 Income Fund                                             .50        --     --          .06             .56
 International Equity Fund                              1.00        --     --          .06            1.06
 Mid-Cap Value Equity Fund                               .65        --     --          .05             .70
 Money Market Fund                                       .28        --     --          .04             .32
 Premier Growth Equity Fund                              .65        --     --          .02             .67
 Real Estate Securities Fund                             .85        --     --          .07             .92
 S&P 500 Index Fund                                      .35        --     --          .04             .39
 Total Return Fund                                       .50        --     --          .04             .54
 U.S. Equity Fund                                        .55        --     --          .04             .59
Goldman Sachs Variable Insurance Trust/6/
 Goldman Sachs Growth and Income Fund                    .75        --     --          .25            1.00
 Goldman Sachs Mid Cap Value Fund                        .80        --     --          .25            1.05
Janus Aspen Series/7/
 Aggressive Growth Portfolio --  Institutional
  Shares                                                 .65        --     --          .01             .66
 Balanced Portfolio -- Institutional Shares              .65        --     --          .01             .66

                                                                                              Total Annual
                                                                                                Expenses
                                               Management Fees                    Other        (after fee
                                                 (after fee          Service Expenses (after  waivers and
                                                 waivers as    12b-1  Share  reimbursements  reimbursements
Portfolios                                       applicable)   Fees   Fees   as applicable)  as applicable)
-----------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio --
  Institutional Shares                               .65%       -- %   -- %        .02%            .67%
 Flexible Income Portfolio --  Institutional
  Shares                                             .65        --     --          .11             .76
 Global Life Sciences Portfolio --  Service
  Shares                                             .65        .25    --          .30            1.20
 Global Technology Portfolio --  Service
  Shares                                             .65        .25    --          .04             .94
 Growth Portfolio -- Institutional Shares            .65        --     --          .02             .67
 International Growth Portfolio --
  Institutional Shares                               .65        --     --          .06             .71
 Worldwide Growth Portfolio --  Institutional
  Shares                                             .65        --     --          .04             .69
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA               .62        --     --          .02             .64
 Oppenheimer Bond Fund/VA                            .72        --     --          .04             .76
 Oppenheimer Capital Appreciation Fund/VA            .64        --     --          .03             .67
 Oppenheimer High Income Fund/VA                     .74        --     --          .05             .79
 Oppenheimer Multiple Strategies Fund/VA             .72                           .04             .76
Salomon Brothers Variable Series Funds Inc/8/
 Salomon Investors Fund                              .70        --     --          .21             .91
 Salomon Strategic Bond Fund                         .36        --     --          .64            1.00
 Salomon Total Return Fund                           .46        --     --          .54            1.00

--------------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement is applicable.

 /1/Federated has adopted a shareholder services fee arrangement which allows for the payments or accrual of shareholder service fees of up to .25%. The Fund elected not to accrue or pay a shareholder services fee for the year ending December 31, 2000. The Fund has no present intention of paying or accruing a shareholder services fee during the fiscal year ending December 31, 2001.

 /2/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .55%; the total annual expenses of the VIP Overseas Portfolio would have been .87%; the total annual expenses of the VIP Growth would have been .64%. See the accompanying fund prospectus for details.

 /3/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .63%. See the accompanying fund prospectus for details.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .57%; the total annual expenses of the VIP III Growth Opportunities Portfolio would have been .66%. See the accompanying fund prospectus for details.

 /5/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /6/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the total annual expenses of the Growth and Income Fund would have been 1.22%, consisting of .75% management fees and .47% other expenses; the total annual expenses of the Mid Cap Value Fund would have been 1.22%, consisting of .80% management fees and .42% other expenses.

 /7/The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the shares of the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

    Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /8/Salomon voluntarily waived certain fees, without these waivers the total annual expenses of the Strategic Bond Fund would have been 1.39%, consisting of .75% management fees and .64% other expenses; the total annual expenses of the Total Return Fund would have been 1.34%, consisting of .80% management fees and .54% other fees.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same (or many of the same) portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Risk Summary


INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See Special Rules for Modified Endowment Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you selected Death Benefit Option B, you may only make partial surrenders after the first Policy Year.

The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender. There is also a maximum limit on the amount you may partially surrender.

Partial surrenders will reduce your Account Value and Death Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the Investment Subdivisions as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions, the effect could be favorable or unfavorable.

A Policy loan also reduces the Death Proceeds. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:
 . the Owner pays premiums for insurance coverage on the Insureds;
 . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insureds' lifetimes;
 . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of the Investment Subdivisions you select. You bear the investment risk with respect to the amounts allocated to the Investment Subdivisions.

The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Account Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulations of other states within which we are licensed to operate.

Separate Account II


We established GE Life & Annuity Separate Account II as a separate investment account on August 21, 1986. Separate Account II currently has forty Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the ten Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

CHANGES TO SEPARATE ACCOUNT II
Separate Account II may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. The new Investment Subdivisions may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

 . create new separate accounts;

 . transfer assets of Separate Account II, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

 . add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account II, or combine Investment Subdivisions;

 . remove existing Funds;

 . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

 . deregister Separate Account II under the 1940 Act in the event such registration is no longer required; and
 . operate Separate Account II under the direction of a committee or in another form.

The Portfolios


You decide the Investment Subdivisions to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your Net Premiums and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate net premiums in up to ten Investment Subdivisions at any one time.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth      Seeks long-term capital          Fred Alger
Portfolio                  appreciation by focusing on      Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Alger American Small       Seeks long-term capital        Fred Alger
Capitalization Portfolio   appreciation by focusing on    Management, Inc.
                           small, fast-growing companies
                           that offer innovative
                           products, services or
                           technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of      Federated
Leaders Fund II            capital with a secondary       Investment
                           objective of providing income. Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income.     Federated
Bond Fund II               Seeks to achieve its objective Investment
                           by investing primarily in a    Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity securities of utility   (sub-adviser:
                           companies.                     Federated Global
                                                          Investment
                                                          Management Corp.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           the securities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of        Fidelity Management
                           capital by investing at least    Research Company
                           65% of total assets in foreign   (subadvised by
                           securities, primarily in         Fidelity Management
                           common stocks.                   & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            International
                                                            Investments
                                                            Advisors, Fidelity
                                                            International
                                                            Investment Advisors
                                                            (U.K.) Limited,
                                                            Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Asset Manager       Seeks high total return with     Fidelity Management
Portfolio                  reduced risk over the long-      & Research Company
                           term by allocating assets        (subadvised by
                           among stocks, bonds and short-   Fidelity Management
                           term and money market            & Research (U.K.)
                           instruments.                     Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited, Fidelity
                                                            Investments Money
                                                            Management, Inc.
                                                            and FMR Co., Inc.)
-------------------------------------------------------------------------------
VIP II Contrafund          Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing        & Research Company
                           mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This fund invests in     Management &
                           domestic and foreign issuers.    Research (Far East)
                           This fund also invests in        Inc., Fidelity
                           "growth" stocks, "value"         Investments Japan
                           stocks, or both.                 Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income    Seeks high total return          Fidelity Management
Portfolio                  through a combination of         & Research Company
                           current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc., Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital       Fidelity Management
Opportunities Portfolio    growth by investing primarily  & Research Company
                           in common stock and other      (subadvised by
                           types of securities, including Fidelity Management
                           bonds, which may be lower-     & Research (U.K.)
                           quality debt securities.       Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited and FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
-----------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum   GE Asset Management
Fund                       total return through current     Incorporated
                           income and capital               (Subadvised by
                           appreciation by investing        Seneca Capital
                           primarily in securities of       Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-------------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund                 appreciation, primarily          Management
                           through equity securities of
                           companies with public stock
                           market capitalizations (based
                           upon shares available for
                           trading on an unrestricted
                           basis) within the range of the
                           market capitalization of
                           companies constituting the
                           Russell Midcap Value Index at
                           the time of investment
                           (currently between $300
                           million and $15 billion).
-------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/2/ portfolio   Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
----------------------------------------------------------------------------
Capital Appreciation       Non-diversified/2/ portfolio   Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Non-diversified/2/ portfolio   Janus Capital
Portfolio                  seeking long-term growth of    Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
----------------------------------------------------------------------------

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
Global Technology          Non-diversified/2/ portfolio     Janus Capital
Portfolio                  seeking long-term growth of      Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
------------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth   Janus Capital
                           consistent with the              Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
------------------------------------------------------------------------------
International Growth       Seeks long-term growth of        Janus Capital
Portfolio                  capital. Pursues this            Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
------------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth   Janus Capital
Portfolio                  in a manner consistent with      Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive     Seeks to achieve capital         OppenheimerFunds,
Growth Fund/VA             appreciation investing mainly    Inc.
                           in common stocks of companies
                           in the United States believed
                           by the fund's investment
                           manager, OppenheimerFunds
                           Inc., to have significant
                           growth potential.
------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA   Seeks high level of current      OppenheimerFunds,
                           income and capital               Inc.
                           appreciation when consistent
                           withits primary objective of
                           high income. Under normal
                           conditions this fund will
                           invest at least 65% of its
                           total assets in investment
                           grade debt securities.
------------------------------------------------------------------------------

Inc

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA       from investments in securities Inc.
                           of well-known and established
                           companies. Such securities
                           generally have a history of
                           earnings and dividends and are
                           issued by seasoned companies
                           (having an operating history
                           of at least five years,
                           including predecessors).
----------------------------------------------------------------------------
Oppenheimer High Income    Seeks high current income from OppenheimerFunds,
Fund/VA                    investments in high yield      Inc.
                           fixed income securities,
                           including unrated securities
                           or high-risk securities in
                           lower rating categories. These
                           securities may be considered
                           speculative. This fund may
                           have substantial holdings of
                           lower-rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for the Oppenheimer Variable
                           Account Funds, which should be
                           read carefully before
                           investing.
----------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA         (which includes current income Inc.
                           and capital appreciation in
                           the values of its shares) from
                           investments in common stocks
                           and other equity securities,
                           bonds and other debt
                           securities, and "money market"
                           securities.
----------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Salomon Investors Fund     Seeks long-term growth of      Salomon Brothers
                           capital with current income as Asset Management
                           a secondary objective,         Inc
                           primarily through investments
                           in common stocks of well-known
                           companies.
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account II. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account II and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. These agreements reflect administrative services we provide.

In addition, our affiliate, Capital Brokerage Corporations, the principal underwriter for the Policies will receive 12b-1 fees deducted from portfolio assets attributable to the Policies for providing distribution and shareholder support services to the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote the portfolio shares held in Separate Account II at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

 . the partial surrender, surrender, Policy loan and death benefits under the Policy;

 . investment options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

 . administration of various elective options under the Policy; and

 . the distribution of various reports to Owners.

The costs and expenses we incur include:

 . those associated with underwriting applications, increases in Specified
  Amount, and riders;

 . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

 . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

 . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

 . that the Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

 . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We do use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

If the initial Specified Amount is $500,000 or more, we currently deduct a 3 1/2% charge (5% maximum) from each premium before placing the resulting Net Premium in the Investment Subdivisions. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance Policy.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge from assets in the Investment Subdivisions attributable to the Policies at an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that the Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Day from Account Value. The monthly deduction for each Policy consists of:

 . the cost of insurance charge (discussed below);

 . a policy charge of $5;

 . an expense charge of up to $.20 per $1,000 of initial Specified Amount
  (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only in the first ten Policy Years);

 . an expense charge for any increases in Specified Amount of up to $.20 per $1,000 of increase (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only during the first ten Policy years following the increase); and

 . any charges for additional benefits added by riders to the Policy (see
  Supplemental Benefits).

We will allocate the monthly deduction for a Policy Month among the Investment Subdivisions of Separate Account II in the same proportion that your Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the beginning of the Policy Month.

COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. We determine the cost of insurance in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. Because the cost of insurance depends on a number of factors:
Age, gender (where applicable), Policy duration, and rating class, the cost will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. The cost of insurance rates generally increase as the Insureds' Attained Age increases.

We calculate the cost of insurance on each Monthly Anniversary Day based on the net amount at risk. We determine the net amount at risk by the following formula:

                                Death Benefit
                                --------------- -- Account Value
                                1.0032737

To determine the cost of insurance for a particular Policy Month, we divide the net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Death Benefit Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rates for the Policy are based on each Insured's Age, gender (where applicable), Policy duration, and applicable rating class. We currently place Insureds in the following rating classes when we issue the Policy, based on our underwriting: a male or female or unisex rating class where appropriate under applicable law (currently including the state of Montana); and a nicotine use or no nicotine use rating class. In addition, some Insureds may qualify for a preferred rating. The original rating classes apply to the initial Specified Amount. If you apply for an increase in Specified Amount, you will have to submit evidence satisfactory to us that each Insured is insurable at the same rating class used at the time we issued the Policy. The death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on each Insured's age nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for rating classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all pairs of persons of the same age, gender (where applicable), and rating class and whose Policies have been in effect for the same length of time.

In most states, there is no maturity age, and the cost of insurance charges will continue past age 100 of the younger Insured.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. We calculate the schedule of surrender charges that applies to a Policy by multiplying surrender charge factors times the Specified Amount, divided by $1,000. We determine the factors per $1,000 of Specified Amount and vary them by issue Age, gender (where applicable), and rating class of each Insured and by the number of months since the Policy Date. The surrender charge remains level for the first six Policy Years and then decreases uniformly each Policy month to zero over the next 10 Policy years or to the younger Insured's attained age 100, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value. The surrender charge will not exceed $60 per $1,000 of Specified Amount.

The chart below illustrates the surrender charge factor for the first Policy Year per $1,000 of Specified Amount for Policies which are issued on a male no nicotine use and female no nicotine use standard rating class basis. These calculations assume both Insureds are the same issue Age.

                         Factor per $1,000
            Issue Age   of Specified Amount
            ---------   -------------------
              25/25             $12
              35/35             $14
              45/45             $18
              55/55             $24
              65/65             $35
              75/75             $41
              85/85             $34
              -----------------------------

If you increase the Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B), you will be subject to an additional surrender charge for another 16 Policy years following the increase or to the younger Insured's attained age 100, if earlier. We will base the amount of the additional surrender charge on the initial scale of per $1,000 surrender charge factors calculated at the time of issue.

If you decrease the Specified Amount during the period that surrender charges apply (other than as a result of partial surrenders or a change from Death Benefit Option B to Death Benefit Option A), you will be assessed a portion of the surrender charges to which the Policy is subject. We will deduct the amount of the surrender charge from your Account Value, and will allocate the charge among each Investment Subdivision in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the Account Value in all Investment Subdivisions. We will base the amount of surrender charge:

(1) first on any surrender charge in effect on the most recent increase and the amount of reduction to this increase caused by the decrease;

(2) then on any surrender charge in effect on the next most recent increases successively and the amount of any reduction to each of these increases caused by the decrease; and

(3) finally on the surrender charge in effect on coverage provided under the original application and any reduction to this amount caused by the decrease.

Whenever we deduct a portion of the surrender charges because you decreased the Specified Amount, we reduce the Policy's remaining surrender charges to reflect the assessments made.

The total surrender charge for any given Policy Month is the sum of:

 . the surrender charge that applies to the initial Specified Amount, adjusted for any decrease in Specified Amount; plus

 . the surrender charges that apply to any increases in Specified Amount, adjusted for any decrease in Specified Amount.

We disclose the surrender charges on the data pages to your Policy.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.


TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. This charge is at cost with no profit to us. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.

OTHER CHARGES

If you request a projection of illustrative future life insurance under the Policy and Policy values, we reserve the right to charge a maximum fee of $25 for the cost of preparing the projection.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

4. The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.

5. Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by Separate Account II.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a flexible premium joint and last survivor variable life insurance policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you and your registered representative must complete an application and submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See Allocating Premiums.) Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering Insureds from Age 20 up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, medical examinations of the Insureds. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insureds are found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

OWNER

You have rights in the Policy during the Insureds' lifetimes. If you die before the Insureds and there is no contingent Owner, ownership will pass to your estate.

We will treat Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy.

SPLIT OPTION RIDER

The Policy Split Option Rider is automatically added to your Policy. This rider allows you to surrender this Policy in exchange for an individual policy on the life of one Insured or separate individual policies on the lives of each Insured. The maximum, amount of insurance available at the time the rider is exercised on either Insured is equal to one-half the base Policy Specified Amount. There is no additional charge for this rider, but we will require evidence of insurability when you exercise this option. See Tax Considerations. For further information about this rider, including information on the terms to which the exchange is subject, please see your Policy.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the Death Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insureds, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insureds' lives. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office or to the agent who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund the amount required by state law. Depending on the state, the amount of the refund may equal the total of all premiums paid for the Policy or an amount equal to the sum of:

 . the total amount of monthly deductions made against Account Value and any charges deducted from premiums paid (excluding portfolio fees and charges and mortality and expense risk charges); plus

 . Account Value on the Valuation Day we receive the returned Policy.

Premiums







GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and rating class of the proposed Insureds, the desired Specified Amount, any supplemental benefits, and investment performance of the Investment Subdivisions. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See Tax Considerations.

We reserve the right to limit the number and amount of any unscheduled premium payment.

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. Replacing your existing coverage with this policy may not be to your advantage. See Tax Considerations. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 75% of the rollover premium. We may allow a higher percentage.

CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company fixed permanent joint life insurance policy on the same two lives with this Policy, we may waive some or all of the surrender charges on the fixed permanent joint life insurance policy, provided that: 1) the fixed permanent joint life insurance policy has a positive surrender value at the time of the exchange; and 2) the entire account value in the fixed permanent joint life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charges we will waive on the fixed permanent joint life insurance policy equals the following, based on the initial Specified Amount of this Policy. (1) If the initial Specified Amount on this Policy is $500,000 or more, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .035

Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange. (2) If the initial Specified Amount on this Policy is at least $250,000 but less than $500,000, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .065 Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange. Please contact us for more details.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. This change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See Changing the Specified Amount.

MINIMUM PREMIUM PAYMENT

Generally, the minimum modal premium we will accept is $25 (please keep in mind that you may have to pay a higher amount to keep the Policy in force). Even if you pay the minimum premium amount, your Policy may lapse. See Premium to Prevent Termination. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Investment Subdivision. You may only direct your Net Premiums and Account Value to ten Investment Subdivisions at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium to the Investment Subdivisions you designated in your application.

How Your Account Value Varies

ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision and the amount held in the General Account to secure Policy Debt. See Loan Benefits. We determine Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk for amounts allocated to the Investment Subdivisions.

SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

INVESTMENT SUBDIVISION VALUES

On any Valuation Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by Net Premium allocation, transfer of Account Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial surrender from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

(a) is the result of:

  1. the value of the assets at the end of the preceding Valuation Period;
     plus

  2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

  3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

  4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to .70% per year.

Transfers

GENERAL

You may transfer Account Value among the Investment Subdivisions at any time. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivisions.

We may defer transfers under the same conditions that we may delay paying proceeds. See Requesting Payments. Currently, there is no limit on the number of transfers among the Investment Subdivisions, but we reserve the right to limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See Transfer Charge.

We reserve the right to limit, upon written notice, the number of transfers each calendar year to twelve. Also, we reserve the right to refuse to execute any transfer:

1. If any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests; or

2. If the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

3. If necessary for the Policy to be treated as a life insurance policy under the Internal Revenue Code of 1986, as amended; or

4. If the transfer would adversely affect accumulation unit values. This may occur if the transfer would affect one percent or more of the relevant Fund's total assets.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market portfolio of the GE Investments Funds (the "Money Market Investment Subdivision") to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by completing a dollar-cost averaging agreement or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Investment Subdivision to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date.

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent you from making your own transfer requests.

Death Benefits


As long as the Policy remains in force, we will process a claim for Death Proceeds upon receipt at our Home Office of: (i) the Policy; (ii) satisfactory proof that both Insureds died while the Policy was in effect; and (iii) proof of interest of the claimant. See Requesting Payments. We will pay the Death Proceeds to the Beneficiary. No Death Proceeds are available at the death of the first Insured to die.

AMOUNT OF DEATH PROCEEDS

The amount of Death Proceeds will depend on:

 . the Death Benefit determined under the Death Benefit Option in effect on the date of death of the Last Insured;

 . the use of the Account Value;

 . any partial surrenders;

 . any Policy Debt;

 . any additional insurance provided by rider;

 . any increase or decrease in existing coverage;

 . either Insured's suicide during the first two Policy Years (subject to state exceptions) or during the first two Policy Years (subject to state exceptions) following an increase in existing coverage; and

 . a misstatement of either Insured's Age or gender.

FOUR YEAR TERM RIDER

The Four Year Term Rider, if selected, offers protection on your estate from the IRS's "contemplation of death" rules. To avoid inclusion of Policy Death Proceeds, the Insureds cannot possess any incidence of ownership in the Policy (i.e., the Policy must be owned by a trust or other third party.) However, certain situations may call for the Insureds to initially own the Policy when estate planning documents are drawn. After ownership of the Policy has been relinquished, the Insureds must live three years for the Death Proceeds to avoid estate tax inclusion. The Four Year Term Rider provides an extra amount of insurance for the first four Policy Years to cover the additional estate tax triggered if the second death occurs within the first three years. We will pay the amount payable under the rider at the death of the Last Insured. You may only elect the Four Year Term Rider at the time we issue the Policy. There is an extra charge for this rider that will be included in your monthly deduction. See Tax Considerations. Please see your Policy for additional information.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

DEATH BENEFIT OPTIONS

There are two Death Benefit Options available under the Policy. Under Option A, the Death Benefit equals the greater of:

 . the Specified Amount plus the Account Value; or

 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under Option B, the Death Benefit equals the greater of:

 . the Specified Amount; or

 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under both options, we determine the Specified Amount and Account Value on the Valuation Day of death of the Last Insured. The corridor percentage is 250% until the younger Insured attains Age 40 and declines after that as the younger Insured's Attained Age increases. If the younger Insured was the first to die, the corridor percentage will depend on the Attained Age that he or she would have been if still living. If the table of percentages currently in effect becomes inconsistent with any federal income tax laws and/or regulations, we reserve the right to change the table.


                     Table of Percentages of Account Value

  Younger                  Younger                 Younger
 Insured's     Corridor   Insured's    Corridor   Insured's    Corridor
Attained Age  Percentage Attained Age Percentage Attained Age Percentage
------------  ---------- ------------ ---------- ------------ ----------
    0-40         250%         54         157%         68         117%
     41          243%         55         150%         69         116%
     42          236%         56         146%         70         115%
     43          229%         57         142%         71         113%
     44          222%         58         138%         72         111%
     45          215%         59         134%         73         109%
     46          209%         60         130%         74         107%
     47          203%         61         128%       75-90        105%
     48          197%         62         126%         91         104%
     49          191%         63         124%         92         103%
     50          185%         64         122%         93         102%
     51          178%         65         120%         94+        101%
     52          171%         66         119%
     53          164%         67         118%
------------------------------------------------------------------------

Corridor percentages may vary by state.

Under Death Benefit Option A, the death benefit will vary directly with the investment performance of the Account Value. Under Death Benefit Option B, the death benefit ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the death benefit option when you apply for the Policy. However, you may change the Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy data pages reflecting the new Death Benefit Option and the effective date of the change. If you request a change from Death Benefit Option A to Death Benefit Option B, we will increase the Specified Amount by the Account Value on the effective date of the increase. If you request a change from Death Benefit Option B to Death Benefit Option A, we will decrease the Specified Amount after the change by the Account Value on the effective date of the change. A change in the death benefit option will affect the cost of insurance charges.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Monthly Deduction and Cost of Insurance. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Investment Subdivision in the same proportion that the Account Value in that Investment Subdivision bears to the total Account Value in all Investment Subdivisions under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge.

While both Insureds are living, you may apply for an increase in Specified Amount by completing a supplemental application. You will have to submit evidence satisfactory to us that each Insured is insurable at the same or better rating class used when the Policy was issued. An increase in Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B) will subject you to additional surrender charges. See Surrender Charge. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in the Specified Amount, you will incur a monthly expense charge of up to $.20 per $1,000 of increase. We currently vary this charge based on the issue Age of each Insured, and we currently deduct this charge only during the first ten Policy Years following the increase. This charge will be included in the monthly deduction. See Monthly Deduction and Surrender Charge.

An increase in the Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have Federal tax consequences. See Tax Considerations.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the death of the Last Insured. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 16 Policy Years following an increase in Specified Amount or to the younger Insured's attained age 100 if earlier. See Surrender Charge. A surrender may have adverse tax consequences. See Tax Considerations.

PARTIAL SURRENDERS

You may make partial surrenders under your Policy if you elected Death Benefit Option A. If you elected Death Benefit Option B, you only may make partial surrenders after the first Policy Year. The minimum partial surrender amount is $500. The maximum partial surrender amount is the lesser of: a) the Surrender Value less $500; and b) the available loan amount (which is equal to 90% of the difference between Account Value and any surrender charges, minus any Policy
Debt).

We will assess a processing fee for each partial surrender. See Partial Surrender Processing Fee. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Subdivisions in which you are invested.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH PROCEEDS

A partial surrender will reduce both the Account Value and the Death Proceeds by the amount of the partial surrender.

Loans


GENERAL

You may borrow up to the following amount:

 . 90% of the difference between your Account Value at the end of the Valuation
  Period during which we received your loan request and any surrender charges on the date of the loan;

 . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in Separate Account II to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Subdivision in which you have invested. We will credit interest at an annual rate of at least 4% to the collateral, and we may credit interest at a higher rate on that portion of the collateral that includes Preferred Policy Debt (see below).

You may repay a loan in part or in full at any time during either Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date (as shown on the Policy data pages) as Preferred Policy Debt. In Policy Years 11 and later, Preferred Policy Debt will be at least as large as the Account Value (less any surrender charge that applies) minus the total premiums paid.

We re-determine the amount of preferred policy debt each Policy Month. We reserve the right to change this practice in our sole discretion.

We currently credit interest at an annual rate of 6% to that portion of Account Value transferred to the General Account which equals preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Account Value we transferred to the General Account. We guarantee that borrowed Account Value corresponding to preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at an effective annual rate of 6%. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Subdivision on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while either Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not preferred Policy Debt.

You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the premium charge.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the Death Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination


PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING GRACE PERIOD

If the death of the Last Insured occurs during the grace period before you pay the required premium, the Death Proceeds will still be payable to the Beneficiary, although we will reduce the amount of the Death Proceeds by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium. You must also submit evidence of insurability satisfactory to us that each Insured is insurable at the same rating class used at Policy issue to determine the guaranteed maximum cost of insurance rate scale. See your Policy for further information.

Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Death Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Proceeds, which we determine as of the Valuation Day of death of the Last Insured, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Death Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

Any Death Proceeds that we pay in one lump sum will include interest from the date of death of the Last Insured to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Death Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Proceeds by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

 . the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

 . the SEC by order permits postponement of payment to protect our Policy
  Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Home Office. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction. We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions,

 . confirming the telephone transaction in writing to you or a third party you authorized, and/or

 .  tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call us at 1-800-353-9910.

Tax Considerations



FEDERAL TAX MATTERS

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the Last Insured are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while an Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, due to the coverage of more than one Insured under the Policy, there is some uncertainty about how this limit should be calculated. As a result, we may need to return a portion of your premiums (with earnings) and impose higher cost of insurance charges in the future.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

 . The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

 . your right to choose particular investments for a Policy must be limited.

Investments in Separate Account II must be diversified: The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II, including the assets of the Funds in which Separate Account II invests, are "adequately diversified." If Separate Account II fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Account
Values: Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Account Values among the Funds portfolios of the may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account II.

No guarantees regarding tax treatment: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES -- GENERAL

Death Proceeds and Account Value Increases: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

 . Death Proceeds are excludable from the gross income of the Beneficiary.

 . You are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insureds are alive.

 . The taxation of amounts distributed while the Insureds are alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," or "MEC," is defined below.

Partial and full surrenders and maturity proceeds: A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a MEC, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the investment in the contract. You will be taxed on this amount at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rule for certain cash distributions in the first 15 Policy years: During the first 15 Policy years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your investment in the contract.

Considerations where an Insured lives past age 100: If an Insured survives beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the Death Proceeds and instead to tax you on the amount by which your Account Value exceeds your investment in the contract. Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.

Loans: If your Policy is not a MEC, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan consists of Preferred Policy Debt. If your Policy terminates (by a full surrender or by a lapse) while an Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc.: If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is:

 . a 20% owner of the entity, or

 . an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional payment plans: If Death Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Changes and Exchanges: The right to change Owners (see "Change of Owner") and changes reducing future amounts of Death Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy, the other life insurance contract involved in the exchange must also cover the same two Insureds. The excercise of a Policy Split Option Rider may result in the taxation of the Policy as if there were a full surrender.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS (MECs)

Definition of a "Modified Endowment Contract:" Special rules apply to a Policy classified as a MEC. A Policy will be classified as a MEC if either of the following is true:

 . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

 . If the Policy is received in exchange for another policy that is a MEC.

Due to the coverage of more than one Insured under the Policy, there are special considerations in applying the 7-pay test. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial surrender, may cause the Policy to be a MEC, resulting in the tax treatment described below applying. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.

Tax Treatment Of MECs: If a Policy is classified as a MEC, the following special rules apply:

 . A partial surrender will be taxable to you to the extent that the Account
  Value exceeds your investment in the contract.

 . A loan from the Policy (together with any unpaid interest included in Policy
  Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

 . A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

 (1)  after you attain age 59 1/2,

 (2)  because you have become disabled, within the meaning of the tax law, or

 (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special Rules If You Own More Than One MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative Issues: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account II, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account II.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax advisor.

Other Policy Information

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of Death Proceeds or Surrender Value in a lump sum (see Requesting Payments):

Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an optional payment plan during either Insured's life in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate Account II because they are forms of fixed-benefit annuities. See Tax Treatment of Policies. Amounts allocated to an optional payment plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application, a supplemental application, or a reinstatement application, after it has been in force during the lifetimes of both Insureds for a minimum period, generally for two years from the Policy Date, effective date of the increase, or the date of reinstatement. We can only contest the Policy, an increase in Specified Amount, and/or a reinstatement of the Policy if a copy of the application was attached to the Policy when issued or delivered, or was made a part of the Policy when a change in coverage or Policy reinstatement went into effect. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If either Insured commits suicide while sane or insane within two years of the Policy Date (subject to state exception), we will limit the amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. We will refund any monthly deductions made with respect to the increase in a lump sum to the Owner.

If the Last Insured commits suicide while sane or insane more than two years after the Policy Date and within two years after an increase in the Specified Amount became effective (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase. The amount payable will be treated as Death Proceeds and paid to the Beneficiary under the same conditions as the initial Specified Amount.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit if you misstated either Insured's Age or gender in your application. Please see your Policy for details.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and each Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEES

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his or her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code.

Also, we may make changes:

 . to make the Policy, our operations, or the operation of Separate Account II conform with any law or regulation issued by any government agency to which they are subject; or

 . to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account II and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

 . the Specified Amount;

 . the Account Value in each Investment Subdivision;

 . the Surrender Value;

 . the Policy Debt; and

 . the premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while either Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

SUPPLEMENTAL BENEFITS

There are certain supplemental benefits available that we may add automatically or that you may elect to add to your Policy. These benefits may not be available in all states or markets. Examples of these benefits include:

  . a split dollar option which allows you to surrender this Policy in exchange for an individual policy(ies) on one of the Insured(s) or for separate individual policies on the life of each Insured. (We add this benefit automatically to your Policy. There is no charge for this benefit), see The Policy, Split Option Rider;

  . term insurance that helps protect your estate from the IRS's
    "contemplation of death" rule by providing an additional amount of insurance for the first 4 Policy Years (There is an additional charge for this benefit which we include in your monthly deduction. See Charges and Deductions, Monthly Deductions), see Death Benefits, Four Year Term Rider.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on a form satisfactory to us if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (the "Underwriter") for the distribution and sale of the Policies. Pursuant to this agreement, the Underwriter serves as principal underwriter for the Policies. The Underwriter is located at 6630 W. Broad St., Richmond, Virginia 23230. The Underwriter was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. The Underwriter is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.

The Underwriter offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with the Underwriter are also licensed as insurance agents in the states in which they do business and are appointed with us.

The Underwriter also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay sales commissions and other marketing related expenses to the Underwriter for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 85% of the first year target premium (based on age, sex, Specified Amount, risk class and other factors) plus up to approximately 4.0% of premiums paid in excess of the first year target premium. In renewal years, the selling firm receives up to approximately 4.0% of each premium paid. This commission may be returned to us if the Policy is not continued through the first Policy Year. We may on occassion pay a higher commission for a short period of time as a special promotion. In the case of sales by the Underwriter's registered representatives, a portion of the sales commission is passed through the Underwriter to its registered representative who sold the Policy. Because the Underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

The Underwriter also receives 12b-1 fees from Janus Aspen Series.

In the case of sales by selling firms, the Underwriter passes through the entire amount of the sales commission to the selling firm whose registered representative sold the

Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account Value.

LEGAL MATTERS

The legal matters in connection with the Policy described in this Prospectus have been passed on by Donita King, Senior Vice President, General Counsel and Secretary of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the federal securities laws.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2000 and for each of the years or lesser periods in the three-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life & Annuity included in this prospectus from the financial statements of Separate Account II and subsidiary. Please consider the financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of GE Life & Annuity as affecting the investment performance of the assets held in Separate Account II.

EXECUTIVE OFFICERS AND DIRECTORS




We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

                           Positions and Offices with Depositor for Last Five
 Name                                             Years
-------------------------------------------------------------------------------
 Pamela S. Schutz        Chairman of the Board and Chief Executive Officer of
                         GE Life and Annuity Assurance, 6/2000; Director
                         President, GE Life & Annuity since 5/98; President of
                         The Harvest Life Insurance Company 9/97-12/98;
                         President, GE Capital Realty Group 2/78-5/97.
 Selwyn L. Flournoy, Jr. Director, GE Life & Annuity since 5/89; Senior Vice
                         President, GE Life & Annuity, since 1980; Chief
                         Financial Officer 1980-1998.
 Victor C. Moses         Director, GE Life & Annuity, since 5/96; Director of
                         GNA since April, 1994; Senior Vice President, Business
                         Development and Chief Actuary of GNA since May, 1993.
 Thomas M. Stinson       Director and Senior Vice President, Senior Vice
                         President GE Life and Annuity Assurance Company, since
                         4/00. President; Personal Financial Services GE Life
                         and Annuity Assurance Company; General Manager Home
                         Depot Credit Services 1989-1999.
 Leon E. Roday           Senior Vice President & Director, GE Life & Annuity
                         since 6/99; Senior Vice President & Director, GE
                         Financial Assurance since 1996. LeBoeuf, Lamb, Greene
                         & MacRae, L.L.P. 1982-1996.
 Geoffrey S. Stiff       Senior Vice President, GE Life & Annuity, since 3/99;
                         Director, GE Life & Annuity, since 5/96; Vice
                         President, GE Life & Annuity 5/96-3/99; Director of
                         GNA since April, 1994; Senior Vice President, Chief
                         Financial Officer and Treasurer of GNA since May,
                         1993; Senior Vice President, Controller and Treasurer
                         of GNA Investors Trust since 1993.
 Donita M. King          Senior Vice President, General Counsel and Secretary,
                         GE Life & Annuity since 3/99, Assistant General
                         Counsel, Prudential Insurance Company of America,
                         3/89-3/99.
 Elliot A. Rosenthal     Director and Senior Vice President of GE Life and
                         Annuity Assurance Company since June, 2000; Senior
                         Vice President and Senior Investment Officer of the GE
                         Financial Assurance Institutional Stable Value Group
                         since 1982.
 Timothy C. Stonesifer   Senior Vice President and Chief Financial Officer of
                         GE Life and Annuity Assurance Company since July,
                         2000; Chief Financial Officer of UFIC, 2/98 to 7/2000;
                         Auditor and Financial Analyst, General Electric
                         Corporation, 7/89-2/98.
 Gary T. Prizzia         Treasurer, GE Life and Annuity Assurance/GE Financial
                         Assurance Company since 1/00. Treasurer/Risk Manager,
                         Budapest Bank, 10/96-01/00.
 Kelly L. Groh           Vice President and Controller/Sr. Finance Analyst, GE
                         Life and Annuity Assurance Company since 3/96; Staff
                         Accountant, Price Waterhouse, 9/90-3/96.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Roday is GE Life and Annuity Assurance Company, 6604 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Stinson is GE Life and Annuity Assurance Company, 6630 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Prizzia is GE Life and Annuity Assurance Company, 6620 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

To show you how the Policy works, we have included some hypothetical illustrations for a Policy issued to a male Insured, age 55, and a female Insured, age 55. These illustrations show how Account Values, Surrender Values, and death benefits under the two Death Benefit options available under a Policy vary over time assuming the following:

 . The initial and planned premium of each illustration are allocated completely to Separate Account II and remain there over the entire period;

 . The Insureds both qualify for the Preferred No Nicotine Use classification;

 . There are no partial surrenders and no supplemental benefits;

 . There is no Policy Debt; and

 . The portfolios earn gross (that is, before deductions for investment management fees and other operating expenses of the portfolios) annual rates of return of 0%, 6%, and 12%.

It is important to understand that the illustrations assume a level rate of return for all years. The values of your Policy would be different from those shown if the hypothetical returns averaged 0%, 6%, or 12% but fluctuated over and under those averages for the years shown.

The illustrations reflect an average annual expense ratio of .75% of the average daily net assets of the portfolios for investment management fees and other operating expenses. We calculated these fees based on an average of the expense ratios of each of the portfolios (in some cases, we estimated those fees) for the latest year of operations. The average daily charge for the portfolio expenses reflects voluntary expense agreements between certain of the portfolios and their investment managers. These expense agreements could terminate at any time. See "Portfolio Annual Expense Table." If these agreements terminate, the values shown on the following pages would be less.

The illustrations reflect a premium charge, the .70% mortality and expense risk charge to Separate Account II, and the monthly deduction. The monthly deduction is taken from the policy Account Value each month. The monthly deduction illustrated consists of the cost of insurance charge, the policy charge of $5, and an expense charge of up to $0.20 per $1,000 of initial Specified Amount. Our current charges and the maximum charges we have a contractual right to charge are reflected in separate illustrations on the following pages. See "Charges and Deductions." After deduction of estimated portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return for the Investment Subdivisions of -1.45%, 4.55% and 10.55%, respectively.

All of the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II. To produce after tax returns of 0%, 6%, or 12% if we were to make such charges in the future, Separate Account II would have to earn a sufficient amount in excess of 0%, 6%, or 12% to cover any tax charges. The Surrender Values shown in the illustrations reflect the fact that we deduct a Surrender Charge for the first 16 Policy Years (and for 16 Policy Years after you increase the Specified Amount). See "Charges and Deductions."

Each illustration also has a column labeled "Premiums Accumulated at 5% Interest Per Year." This column shows the amount that would accumulate if the premium payments were invested to earn interest, after taxes, of 5% per year, compounded annually.

Upon request, we will furnish you a personalized illustration based upon the proposed Insureds' circumstances. Such illustrations will reflect the current cost of insurance charges and the guaranteed maximum cost of insurance charges, and may assume different hypothetical rates of return than those shown in the following illustrations.

The investment rates of return we have chosen to use in the illustrations are hypothetical only, and you should understand that they do not represent actual past or future rates of return. The actual rates of return under a Policy may be more or less than the hypothetical rates of return in the illustrations.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No
 Nicotine Use                     Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option A            Premium (Payable Annually) (1)       $5,100

                     0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender Account  Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
-------------------------------------------------------------------------------------------------
 1          5,355         0    3,957  253,957        0    4,217 254,217        0    4,477 254,477
 2         10,978     1,830    7,830  257,830    2,598    8,598 258,598    3,397    9,397 259,397
 3         16,882     5,612   11,612  261,612    7,142   13,142 263,142    8,800   14,800 264,800
 4         23,081     9,298   15,298  265,298   11,851   17,851 267,851   14,730   20,730 270,730
 5         29,590    12,882   18,882  268,882   16,724   22,724 272,724   21,232   27,232 277,232
 6         36,424    16,353   22,353  272,353   21,756   27,756 277,756   28,357   34,357 284,357
 7         43,600    20,302   25,702  275,702   27,542   32,942 282,942   36,757   42,157 292,157
 8         51,135    24,112   28,912  278,912   33,471   38,271 288,271   45,882   50,682 300,682
 9         59,047    27,762   31,962  281,962   39,526   43,726 293,726   55,787   59,987 309,987
 10        67,355    31,226   34,826  284,826   45,682   49,282 299,282   66,523   70,123 320,123
 15       115,553    44,709   45,309  295,309   76,914   77,514 327,514  134,714  135,314 385,314
 20       177,068    44,699   44,699  294,699  100,990  100,990 350,990  229,553  229,553 479,553
 25       255,579    19,321   19,321  269,321  101,973  101,973 351,973  352,882  352,882 602,882
 30       355,780         *        *        *   46,667   46,667 296,667  492,239  492,239 742,239
 35       483,665         *        *        *        *        *       *  602,125  602,125 852,125
-------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)       $5,100

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1         5,355         0    4,428  254,428        0    4,705 254,705         0     4,983   254,983
  2        10,978     2,783    8,783  258,783    3,616    9,616 259,616     4,482    10,482   260,482
  3        16,882     7,065   13,065  263,065    8,740   14,740 264,740    10,551    16,551   266,551
  4        23,081    11,273   17,273  267,273   14,084   20,084 270,084    17,247    23,247   273,247
  5        29,590    15,405   21,405  271,405   19,656   25,656 275,656    24,633    30,633   280,633
  6        36,424    19,459   25,459  275,459   25,463   31,463 281,463    32,780    38,780   288,780
  7        43,600    24,033   29,433  279,433   32,111   37,511 287,511    42,363    47,763   297,763
  8        51,135    28,521   33,321  283,321   39,007   43,807 293,807    52,865    57,665   307,665
  9        59,047    32,920   37,120  287,120   46,154   50,354 300,354    64,376    68,576   318,576
  10       67,355    37,221   40,821  290,821   53,556   57,156 307,156    76,993    80,593   330,593
  15      115,553    57,667   58,267  308,267   95,245   95,845 345,845   161,761   162,361   412,361
  20      177,068    70,887   70,887  320,887  140,078  140,078 390,078   292,721   292,721   542,721
  25      255,579    74,097   74,097  324,097  185,597  185,597 435,597   496,886   496,886   746,886
  30      355,780    60,495   60,495  310,495  223,496  223,496 473,496   812,464   812,464 1,062,464
  35      483,665    18,328   18,328  268,328  236,927  236,927 486,927 1,295,118 1,295,118 1,545,118
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)       $3,800

                     0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender Account  Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
-------------------------------------------------------------------------------------------------
 1          3,990         0    2,779  250,000       0    2,967  250,000        0    3,155 250,000
 2          8,180         0    5,490  250,000      41    6,041  250,000      615    6,615 250,000
 3         12,578     2,130    8,130  250,000   3,222    9,222  250,000    4,405   10,405 250,000
 4         17,197     4,694   10,694  250,000   6,508   12,508  250,000    8,556   14,556 250,000
 5         22,047     7,174   13,174  250,000   9,898   15,898  250,000   13,098   19,098 250,000
 6         27,140     9,564   15,564  250,000  13,387   19,387  250,000   18,064   24,064 250,000
 7         32,487    12,455   17,855  250,000  17,570   22,970  250,000   24,091   29,491 250,000
 8         38,101    15,232   20,032  250,000  21,837   26,637  250,000   30,614   35,414 250,000
 9         43,996    17,877   22,077  250,000  26,174   30,374  250,000   37,671   41,871 250,000
 10        50,186    20,370   23,970  250,000  30,562   34,162  250,000   45,302   48,902 250,000
 15        86,098    29,651   30,251  250,000  52,522   53,122  250,000   93,918   94,518 250,000
 20       131,933    27,072   27,072  250,000  68,539   68,539  250,000  165,349  165,349 250,000
 25       190,431         *        *        *  68,282   68,282  250,000  285,054  285,054 299,307
 30       265,091         *        *        *  18,806   18,806  250,000  481,791  481,791 505,880
 35       360,378         *        *        *       *        *        *  787,002  787,002 826,352
-------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)       $3,800

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
 1          3,990         0    3,230  250,000        0    3,434 250,000         0     3,639   250,000
 2          8,180       405    6,405  250,000    1,017    7,017 250,000     1,653     7,653   250,000
 3         12,578     3,525    9,525  250,000    4,752   10,752 250,000     6,081    12,081   250,000
 4         17,197     6,588   12,588  250,000    8,646   14,646 250,000    10,964    16,964   250,000
 5         22,047     9,593   15,593  250,000   12,704   18,704 250,000    16,349    22,349   250,000
 6         27,140    12,538   18,538  250,000   16,930   22,930 250,000    22,285    28,285   250,000
 7         32,487    16,022   21,422  250,000   21,929   27,329 250,000    29,430    34,830   250,000
 8         38,101    19,441   24,241  250,000   27,106   31,906 250,000    37,243    42,043   250,000
 9         43,996    22,789   26,989  250,000   32,463   36,663 250,000    45,792    49,992   250,000
 10        50,186    26,062   29,662  250,000   38,004   41,604 250,000    55,150    58,750   250,000
 15        86,098    41,823   42,423  250,000   69,451   70,051 250,000   118,435   119,035   250,000
 20       131,933    51,502   51,502  250,000  103,276  103,276 250,000   217,972   217,972   250,000
 25       190,431    53,426   53,426  250,000  140,855  140,855 250,000   382,627   382,627   401,758
 30       265,091    41,690   41,690  250,000  184,017  184,017 250,000   651,773   651,773   684,362
 35       360,378       992      992  250,000  239,860  239,860 251,853 1,087,349 1,087,349 1,141,716
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Account Value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)        $19,400

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
 1          20,370         0   15,675 1,015,675        0   16,699 1,016,699         0    17,726 1,017,726
 2          41,759     7,012   31,012 1,031,012   10,045   34,045 1,034,045    13,203    37,203 1,037,203
 3          64,216    21,990   45,990 1,045,990   28,038   52,038 1,052,038    34,591    58,591 1,058,591
 4          87,797    36,588   60,588 1,060,588   46,682   70,682 1,070,682    58,061    82,061 1,082,061
 5         112,557    50,776   74,776 1,074,776   65,970   89,970 1,089,970    83,797   107,797 1,107,797
 6         138,555    64,520   88,520 1,088,520   85,888  109,888 1,109,888   111,994   135,994 1,135,994
 7         165,853    80,173  101,773 1,101,773  108,812  130,412 1,130,412   145,255   166,855 1,166,855
 8         194,515    95,273  114,473 1,114,473  132,298  151,498 1,151,498   181,388   200,588 1,200,588
 9         224,611   109,734  126,534 1,126,534  156,274  173,074 1,173,074   220,597   237,397 1,237,397
 10        256,212   123,455  137,855 1,137,855  180,647  195,047 1,195,047   263,087   277,487 1,277,487
 15        439,555   176,739  179,139 1,179,139  304,132  306,532 1,306,532   532,765   535,165 1,535,165
 20        673,553   176,097  176,097 1,176,097  398,631  398,631 1,398,631   907,018   907,018 1,907,018
 25        972,201    74,022   74,022 1,074,022  400,305  400,305 1,400,305 1,391,901 1,391,901 2,391,901
 30      1,353,359         *        *         *  176,253  176,253 1,176,253 1,935,372 1,935,372 2,935,372
 35      1,839,825         *        *         *        *        *         * 2,351,776 2,351,776 3,351,776
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. the death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. no representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)        $19,400

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Current         Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
 1          20,370         0   17,543 1,017,543        0   18,636 1,018,636         0    19,730 1,019,730
 2          41,759    10,797   34,797 1,034,797   14,086   38,086 1,038,086    17,507    41,507 1,041,507
 3          64,216    27,761   51,761 1,051,761   34,379   58,379 1,058,379    41,538    65,538 1,065,538
 4          87,797    44,430   68,430 1,068,430   55,544   79,544 1,079,544    68,051    92,051 1,092,051
 5         112,557    60,798   84,798 1,084,798   77,611  101,611 1,101,611    97,299   121,299 1,121,299
 6         138,555    76,857  100,857 1,100,857  100,608  124,608 1,124,608   129,556   153,556 1,153,556
 7         165,853    94,996  116,596 1,116,596  126,962  148,562 1,148,562   167,523   189,123 1,189,123
 8         194,515   112,798  131,998 1,131,998  154,293  173,493 1,173,493   209,127   228,327 1,228,327
 9         224,611   130,241  147,041 1,147,041  182,619  199,419 1,199,419   254,723   271,523 1,271,523
 10        256,212   147,297  161,697 1,161,697  211,949  226,349 1,226,349   304,696   319,096 1,319,096
 15        439,555   228,370  230,770 1,230,770  377,126  379,526 1,379,526   640,403   642,803 1,642,803
 20        673,553   280,591  280,591 1,280,591  554,487  554,487 1,554,487 1,158,679 1,158,679 2,158,679
 25        972,201   292,815  292,815 1,292,815  734,102  734,102 1,734,102 1,966,153 1,966,153 2,966,153
 30      1,353,359   237,837  237,837 1,237,837  882,614  882,614 1,882,614 3,213,285 3,213,285 4,213,285
 35      1,839,825    68,633   68,633 1,068,633  932,482  932,482 1,932,482 5,118,805 5,118,805 6,118,805
---------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)        $14,600

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
        Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
End of     At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
 1          15,330         0   11,181 1,000,000        0   11,933 1,000,000         0    12,685 1,000,000
 2          31,427         0   22,093 1,000,000      297   24,297 1,000,000     2,595    26,595 1,000,000
 3          48,328     8,717   32,717 1,000,000   13,092   37,092 1,000,000    17,835    41,835 1,000,000
 4          66,074    19,034   43,034 1,000,000   26,311   50,311 1,000,000    34,524    58,524 1,000,000
 5          84,708    29,019   53,019 1,000,000   39,948   63,948 1,000,000    52,787    76,787 1,000,000
 6         104,273    38,642   62,642 1,000,000   53,987   77,987 1,000,000    72,759    96,759 1,000,000
 7         124,817    50,264   71,864 1,000,000   70,804   92,404 1,000,000    96,984   118,584 1,000,000
 8         146,388    61,432   80,632 1,000,000   87,963  107,163 1,000,000   123,208   142,408 1,000,000
 9         169,037    72,074   88,874 1,000,000  105,404  122,204 1,000,000   151,581   168,381 1,000,000
 10        192,819    82,103   96,503 1,000,000  123,057  137,457 1,000,000   182,264   196,664 1,000,000
 15        330,799   119,525  121,925 1,000,000  211,485  213,885 1,000,000   377,862   380,262 1,000,000
 20        506,901   109,538  109,538 1,000,000  276,397  276,397 1,000,000   665,684   665,684 1,000,000
 25        731,656     1,496    1,496 1,000,000  276,836  276,836 1,000,000 1,148,385 1,148,385 1,205,804
 30      1,018,508         *        *         *   82,390   82,390 1,000,000 1,940,806 1,940,806 2,037,846
 35      1,384,610         *        *         *        *        *         * 3,170,143 3,170,143 3,328,650
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount      $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually)(1)    $14,600

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Current         Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
 1          15,330         0   12,978 1,000,000        0   13,794 1,000,000         0    14,610 1,000,000
 2          31,427     1,735   25,735 1,000,000    4,182   28,182 1,000,000     6,727    30,727 1,000,000
 3          48,328    14,269   38,269 1,000,000   19,185   43,185 1,000,000    24,504    48,504 1,000,000
 4          66,074    26,576   50,576 1,000,000   34,824   58,824 1,000,000    44,109    68,109 1,000,000
 5          84,708    38,650   62,650 1,000,000   51,121   75,121 1,000,000    65,728    89,728 1,000,000
 6         104,273    50,486   74,486 1,000,000   68,095   92,095 1,000,000    89,565   113,565 1,000,000
 7         124,817    64,473   86,073 1,000,000   88,166  109,766 1,000,000   118,243   139,843 1,000,000
 8         146,388    78,199   97,399 1,000,000  108,950  128,150 1,000,000   149,606   168,806 1,000,000
 9         169,037    91,645  108,445 1,000,000  130,459  147,259 1,000,000   183,924   200,724 1,000,000
 10        192,819   104,788  119,188 1,000,000  152,703  167,103 1,000,000   221,490   235,890 1,000,000
 15        330,799   168,077  170,477 1,000,000  278,980  281,380 1,000,000   475,556   477,956 1,000,000
 20        506,901   207,035  207,035 1,000,000  414,915  414,915 1,000,000   875,295   875,295 1,000,000
 25        731,656   215,003  215,003 1,000,000  566,135  566,135 1,000,000 1,536,488 1,536,488 1,613,312
 30      1,018,508   168,426  168,426 1,000,000  740,246  740,246 1,000,000 2,617,244 2,617,244 2,748,106
 35      1,384,610     6,262    6,262 1,000,000  966,376  966,376 1,014,695 4,366,295 4,366,295 4,584,609
---------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
  Statements of Assets and Liabilities.....................................  F-2
  Statements of Operations................................................. F-13
  Statements of Changes in Net Assets...................................... F-26
Notes to Financial Statements.............................................. F-37

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III--Service Class 2--Mid Cap Portfolio; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences and Global Technology Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS Variable Insurance Trust--MFS New Discovery Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.-- Premier Growth Portfolio; and the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account II for each of the years or lesser periods in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2000 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                         GE Investments Funds, Inc.
                          ---------------------------------------------------------
                                        Money     Total   International Real Estate
                            S&P 500    Market    Return      Equity     Securities
                          Index Fund    Fund      Fund        Fund         Fund
Assets                    ----------- --------- --------- ------------- -----------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (415,040 shares;
  cost -- $10,267,653)..  $10,255,648       --        --         --           --
 Money Market Fund
  (7,279,725 shares;
  cost -- $7,279,725)...          --  7,279,725       --         --           --
 Total Return Fund
  (285,949 shares;
  cost -- $4,363,921)...          --        --  4,435,064        --           --
 International Equity
  Fund (34,378 shares;
  cost -- $431,424).....          --        --        --     364,747          --
 Real Estate Securities
  Fund (51,134 shares;
  cost -- $651,999).....          --        --        --         --       706,677
Receivable from
 affiliate..............          235     5,534       --           4          --
Receivable for units
 sold...................          --    174,275     1,422      1,444          939
                          ----------- --------- ---------    -------      -------
 Total assets...........   10,255,883 7,459,534 4,436,486    366,195      707,616
                          ----------- --------- ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        3,830    20,437    19,228      1,287        1,418
Payable for units
 withdrawn..............        6,806       --        224         21          167
                          ----------- --------- ---------    -------      -------
 Total liabilities......       10,636    20,437    19,452      1,308        1,585
                          ----------- --------- ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $10,245,247 7,439,097 4,417,034    364,887      706,031
                          =========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............       82,706   153,318    94,648      7,317       18,782
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............       98,018   244,069    11,404     14,664       16,662
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                       GE Investments Funds, Inc. (continued)
                                     ------------------------------------------
                                              Mid-Cap                   Premier
                                      Global   Value            U.S.    Growth
                                      Income  Equity  Income   Equity   Equity
                                       Fund    Fund    Fund     Fund     Fund
Assets                               -------- ------- ------- --------- -------
Investments in GE Investments
 Funds, Inc., at fair value (note
 2):
 Global Income Fund (10,956 shares;
  cost -- $107,377)................  $104,195     --      --        --      --
 Mid-Cap Value Equity Fund (48,241
  shares;
  cost -- $726,876)................       --  786,817     --        --      --
 Income Fund (45,789 shares;
  cost -- $553,566)................       --      --  549,010       --      --
 U.S. Equity Fund (29,029 shares;
  cost -- $1,096,284)..............       --      --      --  1,032,257     --
 Premier Growth Equity Fund (7,839
  shares; cost -- $668,220)........       --      --      --        --  616,810
Receivable from affiliate..........         3     --      --         11       3
Receivable for units sold..........       228     349     122     1,122   1,273
                                     -------- ------- ------- --------- -------
 Total assets......................   104,426 787,166 549,132 1,033,390 618,086
                                     -------- ------- ------- --------- -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)................       950   1,501   4,263       178     109
Payable for units withdrawn........       --      108     --        --       27
                                     -------- ------- ------- --------- -------
 Total liabilities.................       950   1,609   4,263       178     136
                                     -------- ------- ------- --------- -------
Net assets attributable to variable
 life policyholders................  $103,476 785,557 544,869 1,033,212 617,950
                                     ======== ======= ======= ========= =======
Outstanding units: Type I (note
 2)................................     4,744   9,256  35,829     2,844  13,608
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type I...  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======
Outstanding units: Type II (note
 2)................................     5,120  35,633  11,345    79,418  42,013
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type II..  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                                       Capital    Aggressive   High     Multiple
                              Bond   Appreciation   Growth    Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                            -------- ------------ ---------- --------- ----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (63,932
  shares; cost --
   $723,203)..............  $719,232        --          --         --        --
 Capital Appreciation
  Fund/VA (120,171 shares;
  cost -- $4,509,883)........    --   5,603,553         --         --        --
 Aggressive Growth Fund/VA
  (94,962 shares;
  cost -- $6,143,109).....       --         --    6,720,443        --        --
 High Income Fund/VA
  (300,023 shares;
  cost -- $3,080,841).....       --         --          --   2,781,214       --
 Multiple Strategies
  Fund/VA (79,318 shares;
  cost -- $1,274,760).....       --         --          --         --  1,312,718
Receivable for units
 sold.....................    13,208      2,053         --       1,084       --
                            --------  ---------   ---------  --------- ---------
 Total assets.............   732,440  5,605,606   6,720,443  2,782,298 1,312,718
                            --------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....     1,418      1,855       3,050      1,269     1,360
Payable for units
 withdrawn................        41        572       1,852        354       203
                            --------  ---------   ---------  --------- ---------
 Total liabilities........     1,459      2,427       4,902      1,623     1,563
                            --------  ---------   ---------  --------- ---------
Net assets attributable to
 variable life
 policyholders............  $730,981  5,603,179   6,715,541  2,780,675 1,311,155
                            ========  =========   =========  ========= =========
Outstanding units: Type I
 (note 2).................    18,720     57,754      76,644     50,481    23,162
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type I...................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========
Outstanding units: Type II
 (note 2).................    11,104     19,702      15,362     31,594    12,564
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type II..................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                             Variable Insurance Products    Variable Insurance
                                         Fund                Products Fund II
                            ------------------------------ --------------------
                             Equity-                         Asset
                              Income    Growth   Overseas   Manager  Contrafund
                            Portfolio  Portfolio Portfolio Portfolio Portfolio
                            ---------- --------- --------- --------- ----------
Assets
Investments in Variable
 Insurance Products Fund,
 at fair value (note 2):
 Equity-Income Portfolio
  (303,815 shares;
  cost --  $6,920,748)....  $7,753,348       --        --        --        --
 Growth Portfolio (228,583
  shares;
  cost -- $9,700,849).....         --  9,977,646       --        --        --
 Overseas Portfolio
  (110,796 shares;
  cost -- $2,266,010).....         --        --  2,214,815       --        --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (281,714 shares;
  cost -- $4,534,235).....         --        --        --  4,507,420       --
 Contrafund Portfolio
  (261,720 shares;
  cost -- $6,337,595).....         --        --        --        --  6,213,221
Receivable from
 affiliate................         --        --        --        --         68
Receivable for units
 sold.....................         191       --        --         52     7,161
                            ---------- --------- --------- --------- ---------
 Total assets.............   7,753,539 9,977,646 2,214,815 4,507,472 6,220,450
                            ---------- --------- --------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       4,135     2,840     1,266     1,600     3,295
Payable for units
 withdrawn................       2,439    14,028       126       569       --
                            ---------- --------- --------- --------- ---------
 Total liabilities........       6,574    16,868     1,392     2,169     3,295
                            ---------- --------- --------- --------- ---------
Net assets attributable to
 variable life
 policyholders............  $7,746,965 9,960,778 2,213,423 4,505,303 6,217,155
                            ========== ========= ========= ========= =========
Outstanding units: Type I
 (note 2).................     131,225   111,512    66,332   140,135   107,300
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type I...................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========
Outstanding units: Type II
 (note 2).................      21,575    27,295     5,931     7,001    95,544
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type II..................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                          Variable Insurance                         Variable Insurance
                           Products Fund II    Variable Insurance    Products Fund III
                          -- Service Class 2    Products Fund III    -- Service Class 2
                          ------------------ ----------------------- ------------------
                                             Growth &     Growth
                              Contrafund      Income   Opportunities      Mid Cap
                              Portfolio      Portfolio   Portfolio       Portfolio
                          ------------------ --------- ------------- ------------------
Assets
Investments in Variable
 Insurance Products Fund
 II --  Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio (1
  share; cost -- $47)...        $  33              --         --             --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (83,983
  shares;
  cost -- $1,305,355)...          --         1,281,573        --             --
 Growth Opportunities
  Portfolio (22,124
  shares;
  cost -- $456,430).....          --               --     392,476            --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Mid Cap Portfolio (2
  shares; cost -- $47)..          --               --         --              34
Receivable from
 affiliate..............            1              --         --             --
Receivable for units
 sold...................          --               125        --             --
                                -----        ---------    -------           ----
 Total assets...........           34        1,281,698    392,476             34
                                -----        ---------    -------           ----
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          --             1,410      1,012            --
Payable for units
 withdrawn..............          --                 8        110            --
                                -----        ---------    -------           ----
 Total liabilities......          --             1,418      1,122            --
                                -----        ---------    -------           ----
Net assets attributable
 to variable life
 policyholders..........        $  34        1,280,280    391,354             34
                                =====        =========    =======           ====
Outstanding units: Type
 I (note 2).............          --            18,023      9,366            --
                                =====        =========    =======           ====
Net asset value per
 unit: Type I...........        $ --             16.58      13.01            --
                                =====        =========    =======           ====
Outstanding units: Type
 II (note 2)............            4           59,196     20,715              3
                                =====        =========    =======           ====
Net asset value per
 unit: Type II..........        $9.32            16.58      13.01           9.99
                                =====        =========    =======           ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                   Federated Insurance Series
                                                  ----------------------------
                                                  American    High
                                                  Leaders  Income Bond Utility
                                                  Fund II    Fund II   Fund II
                                                  -------- ----------- -------
Assets
Investments in Federated Insurance Series, at
 fair value (note 2):
 American Leaders Fund II (34,419 shares; cost --
   $696,416)..................................... $706,269       --        --
 High Income Bond Fund II (40,910 shares; cost --
   $404,317).....................................      --    346,095       --
 Utility Fund II (34,372 shares; cost --
   $459,954).....................................      --        --    427,588
Receivable from affiliate........................      --        --         12
Receivable for units sold........................      867        14       --
                                                  --------   -------   -------
 Total assets....................................  707,136   346,109   427,600
                                                  --------   -------   -------
Liabilities
Accrued expenses payable to affiliate (note 3)...    1,273     1,037       549
Payable for units withdrawn......................      114        49       145
                                                  --------   -------   -------
 Total liabilities...............................    1,387     1,086       694
                                                  --------   -------   -------
Net assets attributable to variable life
 policyholders................................... $705,749   345,023   426,906
                                                  ========   =======   =======
Outstanding units: Type I (note 2)...............   17,219    12,794    11,890
                                                  ========   =======   =======
Net asset value per unit: Type I................. $  18.35     14.34     17.67
                                                  ========   =======   =======
Outstanding units: Type II (note 2)..............   21,241    11,267    12,269
                                                  ========   =======   =======
Net asset value per unit: Type II................ $  18.35     14.34     17.67
                                                  ========   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                                              PBHG
                                       Small      LargeCap  LargeCap    PBHG
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Assets
Investments in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfolio
  (73,378 shares; cost --
   $2,614,236)...................    $1,723,654         --       --        --
 LargeCap Growth Portfolio
  (91,438 shares; cost --
   $5,133,720)...................           --    4,322,286      --        --
Investments in PBHG Insurance
 Series Fund, Inc., at fair value
 (note 2):
 PBHG Large Cap Growth Portfolio
  (32,646 shares; cost --
   $856,318).....................           --          --   801,132       --
 PBHG Growth II Portfolio (50,986
  shares; cost -- $1,252,581)....           --          --       --    962,614
Receivable from affiliate........           --          --       --         12
Receivable for units sold........         3,527       6,383      601       468
                                     ----------   ---------  -------   -------
 Total assets....................     1,727,181   4,328,669  801,733   963,094
                                     ----------   ---------  -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..............         2,004       1,830    2,206     2,052
Payable for units withdrawn......           --          --        17        27
                                     ----------   ---------  -------   -------
 Total liabilities...............         2,004       1,830    2,223     2,079
                                     ----------   ---------  -------   -------
Net assets attributable to
 variable life policyholders.....    $1,725,177   4,326,839  799,510   961,015
                                     ==========   =========  =======   =======
Outstanding units: Type I (note
 2)..............................        88,077      81,378   16,655    15,864
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 I...............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======
Outstanding units: Type II (note
 2)..............................        47,871     111,785   15,978    35,472
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 II..............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                            Aggressive           Worldwide            Flexible
                              Growth    Growth     Growth   Balanced   Income
                            Portfolio  Portfolio Portfolio  Portfolio Portfolio
                            ---------- --------- ---------- --------- ---------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (209,186
  shares;
  cost -- $10,062,802)....  $7,593,460       --         --        --       --
 Growth Portfolio (290,129
  shares;
  cost -- $8,373,739).....         --  7,682,626        --        --       --
 Worldwide Growth
  Portfolio (290,712
  shares;
  cost -- $10,253,175)....         --        --  10,750,544       --       --
 Balanced Portfolio
  (181,772 shares;
  cost -- $4,349,088).....         --        --         --  4,418,875      --
 Flexible Income Portfolio
  (27,109 shares;
  cost -- $312,450).......         --        --         --        --   310,672
Receivable from
 affiliate................          17        44        101         9      --
Receivable for units
 sold.....................       9,181     8,326      7,151     1,478    4,966
                            ---------- --------- ---------- ---------  -------
 Total assets.............   7,602,658 7,690,996 10,757,796 4,420,362  315,638
                            ---------- --------- ---------- ---------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       7,132     2,042      2,954     1,923    1,252
Payable for units
 withdrawn................         --        --         --      1,711      --
                            ---------- --------- ---------- ---------  -------
 Total liabilities........       7,132     2,042      2,954     3,634    1,252
                            ---------- --------- ---------- ---------  -------
Net assets attributable to
 variable life
 policyholders............  $7,595,526 7,688,954 10,754,842 4,416,728  314,386
                            ========== ========= ========== =========  =======
Outstanding units: Type I
 (note 2).................     124,550   130,947    188,993    70,273    6,189
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type I...................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======
Outstanding units: Type II
 (note 2).................      92,280   128,552    132,527   111,935   15,374
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type II..................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                    Janus Aspen Series     Janus Aspen Series--
                                       (continued)            Service Shares
                                -------------------------- --------------------
                                                            Global
                                International   Capital      Life      Global
                                   Growth     Appreciation Sciences  Technology
                                  Portfolio    Portfolio   Portfolio Portfolio
                                ------------- ------------ --------- ----------
Assets
Investments in Janus Aspen
 Series, at fair value (note
 2):
 International Growth
  Portfolio (91,223 shares;
  cost -- $2,852,355).........   $2,818,804          --         --        --
 Capital Appreciation
  Portfolio (134,767 shares;
  cost -- $4,073,359).........          --     3,610,417        --        --
Investments in Janus Aspen
 Series -- Service Shares,
 at fair value (note 2):
 Global Life Sciences
  Portfolio (21,216 shares;
  cost -- $183,798)...........          --           --     197,521       --
 Global Technology Portfolio
  (20,780 shares;
  cost -- $195,003)...........          --           --         --    136,107
Receivable from affiliate.....           73           30          1       --
Receivable for units sold.....        4,017        5,427        --        --
                                 ----------    ---------    -------   -------
 Total assets.................    2,822,894    3,615,874    197,522   136,107
                                 ----------    ---------    -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        1,999        7,726         34        25
Payable for units withdrawn...          160          --         --        --
                                 ----------    ---------    -------   -------
 Total liabilities............        2,159        7,726         34        25
                                 ----------    ---------    -------   -------
Net assets attributable to
 variable life policyholders..   $2,820,735    3,608,148    197,488   136,082
                                 ==========    =========    =======   =======
Outstanding units: Type I
 (note 2).....................       42,207       24,520      4,262     7,801
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 I............................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======
Outstanding units: Type II
 (note 2).....................       74,064      111,124     12,941    12,094
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 II...........................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Goldman Sachs
                                        Variable          Salomon Brothers
                                    Insurance Trust  Variable Series Fund Inc.
                                    ---------------- --------------------------
                                     Growth
                                      and    Mid Cap                     Total
                                     Income   Value  Strategic Investors Return
                                      Fund    Fund   Bond Fund   Fund     Fund
                                    -------- ------- --------- --------- ------
Assets
Investments in Goldman Sachs
 Variable Insurance Trust, at fair
 value (note 2):
 Growth and Income Fund (11,207
  shares; cost -- $121,441).......  $115,879     --      --         --     --
 Mid Cap Value Fund (48,128
  shares; cost -- $440,185).......       --  513,527     --         --     --
Investments in Salomon Brothers
 Variable Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund (10,220
  shares; cost -- $102,222).......       --      --   99,643        --     --
 Investors Fund (27,556 shares;
  cost -- $378,024)...............       --      --      --     374,491    --
 Total Return Fund (675 shares;
  cost -- $7,612).................       --      --      --         --   7,226
Receivable from affiliate.........         3      43       2          1    --
Receivable for units sold.........       --    1,479      19        --     --
                                    -------- -------  ------    -------  -----
 Total assets.....................   115,882 515,049  99,664    374,492  7,226
                                    -------- -------  ------    -------  -----
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............        21      87      16         62      1
Payable for units withdrawn.......        26     --      710         21     42
                                    -------- -------  ------    -------  -----
 Total liabilities................        47      87     726         83     43
                                    -------- -------  ------    -------  -----
Net assets attributable to
 variable life policyholders......  $115,835 514,962  98,938    374,409  7,183
                                    ======== =======  ======    =======  =====
Outstanding units: Type I (note
 2)...............................        36  13,153     100     10,216    399
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type I..  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====
Outstanding units: Type II (note
 2)...............................    13,112  33,662   8,986     14,064    228
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type
 II...............................  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                                           Alliance         AIM
                                                                Rydex      Variable       Variable
                                                MFS Variable   Variable Products Series  Insurance
                                Dreyfus        Insurance Trust  Trust     Fund, Inc.    Funds, Inc.
                          -------------------- --------------- -------- --------------- ------------
                                                                                          AIM V.I.
                              The Dreyfus          MFS New                                Capital
                          Socially Responsible    Discovery             Premier Growth  Appreciation
                           Growth Fund, Inc.       Series      OTC Fund    Portfolio        Fund
                          -------------------- --------------- -------- --------------- ------------
Assets
Investments in Dreyfus,
 at fair value (note 2):
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (1 share;
  cost -- $48)..........         $  34               --           --          --             --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS New Discovery
  Series (2 shares;
  cost -- $49)..........           --                 36          --          --             --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (1 shares;
  cost -- $33)..........           --                --            23         --             --
Investments in Alliance
 Variable Products
 Series Fund, Inc., at
 fair value (note 2)
 Premier Growth
  Portfolio (1 share;
  cost -- $48)..........           --                --           --           33            --
Investments in AIM
 Variable Insurance
 Funds, Inc., at fair
 value (note 2):
 AIM V.I. Capital
  Appreciation Fund (1
  share; cost -- $48)...           --                --           --          --              34
                                 -----              ----         ----        ----           ----
 Total assets...........            34                36           23          33             34
                                 -----              ----         ----        ----           ----
Net assets attributable
 to variable life
 policyholders..........         $  34                36           23          33             34
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 I (note 2).............           --                --           --          --             --
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type I...........         $  --               --           --          --             --
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 II (note 2)............             4                 4            3           4              4
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type II..........         $8.72              9.01         6.49        8.59           7.77
                                 =====              ====         ====        ====           ====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                               S&P 500 Index Fund            Money Market Fund
                         -------------------------------- ------------------------
                             Year ended December 31,      Year ended December 31,
                         -------------------------------- ------------------------
                            2000        1999      1998     2000    1999     1998
                         -----------  --------- --------- ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    86,280     60,042    43,701 412,757 261,216  161,959
 Expenses -- Mortality
  and expense risk
  charges Type I (note
  3)....................      35,989     35,117    26,008  20,609  20,306   18,144
 Expenses -- Mortality
  and expense risk
  charges Type II (note
  3)....................      30,208     13,313     1,383  27,583  17,608    2,862
                         -----------  --------- --------- ------- -------  -------
Net investment income
 (expense)..............      20,083     11,612    16,310 364,565 223,302  140,953
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     369,151    367,307   200,588     --        3      517
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,654,687)   797,281   637,587     --       (3)    (517)
 Capital gain
  distributions.........     197,387     82,915   154,941     --      --       --
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,088,149) 1,247,503   993,116     --      --       --
                         -----------  --------- --------- ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,068,066) 1,259,115 1,009,426 364,565 223,302  140,953
                         ===========  ========= ========= ======= =======  =======

                                 GE Investments Funds, Inc. (continued)
                            ----------------------------------------------------
                                                         International Equity
                                Total Return Fund                Fund
                            --------------------------  ------------------------
                                                         Year ended December
                             Year ended December 31,             31,
                            --------------------------  ------------------------
                              2000      1999    1998      2000     1999    1998
                            ---------  ------- -------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 115,971   87,229 207,758     1,828     669   5,942
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)........     28,179   28,286  26,094       799     792     638
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3).......      2,179    1,377     212     1,361     531      10
                            ---------  ------- -------  --------  ------  ------
Net investment income
 (expense)................     85,613   57,566 181,452      (332)   (654)  5,294
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................     33,478   10,066 (62,109)    6,362   5,881      93
 Unrealized appreciation
  (depreciation) on
  investments.............   (117,815) 319,427 423,954  (103,450) 34,706   8,003
 Capital gain
  distributions...........    175,795  102,400     --     53,038  16,048     --
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments..............     91,458  431,893 361,845   (44,050) 56,635   8,096
                            ---------  ------- -------  --------  ------  ------
Increase (decrease) in net
 assets from operations...  $ 177,071  489,459 543,297   (44,382) 55,981  13,390
                            =========  ======= =======  ========  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 GE Investments Funds, Inc. (continued)
                              -------------------------------------------------
                               Real Estate Securities
                                        Fund              Global Income Fund
                              --------------------------  ---------------------
                                                          Year ended December
                              Year ended December 31,             31,
                              --------------------------  ---------------------
                                2000     1999     1998     2000    1999   1998
                              --------  -------  -------  ------  ------  -----
Investment income:
 Income -- Ordinary
  dividends.................  $ 25,202   23,112   13,488     138   1,257  2,016
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)...........     2,295    2,004    1,772     276     258    352
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)..........     1,614      839      117     337     141      2
                              --------  -------  -------  ------  ------  -----
Net investment income
 (expense)..................    21,293   20,269   11,599    (475)    858  1,662
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    (2,380) (14,908) (13,410) (1,161)   (128) 3,656
 Unrealized appreciation
  (depreciation) on
  investments...............   129,283  (10,218) (64,135)    548  (4,715) 1,314
 Capital gain
  distributions.............     2,638    1,216   12,450     --       95     84
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on
 investments................   129,541  (23,910) (65,095)   (613) (4,748) 5,054
                              --------  -------  -------  ------  ------  -----
Increase (decrease) in net
 assets from operations.....  $150,834   (3,641) (53,496) (1,088) (3,890) 6,716
                              ========  =======  =======  ======  ======  =====

                                  GE Investments Funds, Inc. (continued)
                                ----------------------------------------------
                                Mid-Cap Value Equity
                                        Fund                Income Fund
                                ---------------------  -----------------------
                                 Year ended December    Year ended December
                                         31,                    31,
                                ---------------------  -----------------------
                                 2000    1999   1998    2000    1999     1998
                                ------- ------ ------  ------  -------  ------
Investment income:
 Income -- Ordinary dividends.. $ 7,136  4,044  1,033  32,350   21,400  20,775
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)..............   1,004    824    270   2,789    2,983   2,899
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3).............   3,471  1,482    256     523       47       3
                                ------- ------ ------  ------  -------  ------
Net investment income
 (expense).....................   2,661  1,738    507  29,038   18,370  17,873
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)......  12,924 14,236   (305) (1,516)     (78)  3,321
 Unrealized appreciation
  (depreciation) on
  investments..................  26,637 22,084 11,219  18,549  (28,051)  4,423
 Capital gain distributions....  26,834    --   5,046     --       662   3,666
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments....  66,395 36,320 15,960  17,033  (27,467) 11,410
                                ------- ------ ------  ------  -------  ------
Increase (decrease) in net
 assets from operations........ $69,056 38,058 16,467  46,071   (9,097) 29,283
                                ======= ====== ======  ======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                              U.S. Equity Fund      Premier Growth Equity Fund
                            ---------------------- ----------------------------
                             Year ended December                  Period from
                                     31,            Year ended  June 9, 1999 to
                            ---------------------- December 31,  December 31,
                              2000     1999  1998      2000          1999
                            --------  ------ ----- ------------ ---------------
Investment income:
 Income -- Ordinary
  dividends...............  $  7,043   1,122   269       731           124
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........       207      74   --        922           103
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........     3,986     825    47     1,466           116
                            --------  ------ -----   -------        ------
Net investment income
 (expense)................     2,850     223   222    (1,657)          (95)
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    11,564   2,835   144     4,260           344
 Unrealized appreciation
  (depreciation) on
  investments.............   (73,997)  6,670 3,300   (64,695)       13,285
 Capital gain
  distributions...........    47,509  10,093   600    34,574         4,011
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments..............   (14,924) 19,598 4,044   (25,861)       17,640
                            --------  ------ -----   -------        ------
Increase (decrease) in net
 assets from operations...  $(12,074) 19,821 4,266   (27,518)       17,545
                            ========  ====== =====   =======        ======

                                 Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                                      Capital Appreciation
                              Bond Fund/VA                  Fund/VA
                         ------------------------- ----------------------------
                         Year ended December 31,    Year ended December 31,
                         ------------------------- ----------------------------
                           2000     1999     1998    2000      1999      1998
                         --------  -------  ------ --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 50,243   21,896   5,253    6,375     11,323   18,421
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    3,141    3,043   2,541   31,916     24,680   18,337
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,368      683      56    7,014      2,409      315
                         --------  -------  ------ --------  ---------  -------
Net investment income
 (expense)..............   45,734   18,170   2,656  (32,555)   (15,766)    (231)
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (17,389)  (1,863)  2,899  341,073    205,534   89,327
 Unrealized appreciation
  (depreciation) on
  investments...........    6,329  (29,542) 11,167 (741,677) 1,083,816  270,706
 Capital gain
  distributions.........      --     2,165   4,848  340,197    130,214  211,836
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (11,060) (29,240) 18,914  (60,407) 1,419,564  571,869
                         --------  -------  ------ --------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $ 34,674  (11,070) 21,570  (92,962) 1,403,798  571,638
                         ========  =======  ====== ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account
                                                     Funds (continued)
                                               -------------------------------
                                                 Aggressive Growth Fund/VA
                                               -------------------------------
                                                  Year ended December 31,
                                               -------------------------------
                                                  2000        1999      1998
                                               -----------  ---------  -------
Investment income:
 Income -- Ordinary dividends................. $       --         --     8,230
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)..................      50,940     30,929   23,326
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3).................       5,264      1,422      306
                                               -----------  ---------  -------
Net investment income (expense)...............     (56,204)   (32,351) (15,402)
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).....................   1,589,430    393,176   93,644
 Unrealized appreciation (depreciation) on
  investments.................................  (2,708,169) 2,690,916  277,402
 Capital gain distributions...................     272,808        --    83,215
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments..................................    (845,931) 3,084,092  454,261
                                               -----------  ---------  -------
Increase (decrease) in net assets from
 operations................................... $  (902,135) 3,051,741  438,859
                                               ===========  =========  =======

                          Oppenheimer Variable Account Funds (continued)
                          ---------------------------------------------------
                                                        Multiple Strategies
                             High Income Fund/VA              Fund/VA
                          ---------------------------  ----------------------
                                                        Year ended December
                           Year ended December 31,              31,
                          ---------------------------  ----------------------
                            2000      1999     1998     2000     1999   1998
                          ---------  -------  -------  -------  ------ ------
Investment income:
 Income -- Ordinary
  dividends.............. $ 218,695  129,252   37,269   46,491  30,217  6,701
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........    12,726   13,177   12,467    6,140   5,751  5,131
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     3,016    1,187      111    1,591     766    150
                          ---------  -------  -------  -------  ------ ------
Net investment income
 (expense)...............   202,953  114,888   24,691   38,760  23,700  1,420
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................   (51,805)  (9,827)   3,380    8,523  12,030 10,586
 Unrealized appreciation
  (depreciation) on
  investments............  (245,369) (37,389) (81,675) (56,039) 16,700 (5,312)
 Capital gain
  distributions..........       --       --    45,551   67,524  43,483 37,972
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments..........  (297,174) (47,216) (32,744)  20,008  72,213 43,246
                          ---------  -------  -------  -------  ------ ------
Increase (decrease) in
 net assets from
 operations.............. $ (94,221)  67,672   (8,053)  58,768  95,913 44,666
                          =========  =======  =======  =======  ====== ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                         ------------------------------------------------------------
                          Equity-Income Portfolio           Growth Portfolio
                         --------------------------- --------------------------------
                          Year ended December 31,       Year ended December 31,
                         --------------------------- --------------------------------
                           2000      1999     1998      2000       1999       1998
                         --------  --------  ------- ----------  ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $114,887   100,754   77,691     11,358     17,646     28,150
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...   44,056    46,384   41,459     65,126     56,960     42,146
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..    5,349     2,894      544     10,565      3,167        138
                         --------  --------  ------- ----------  ---------  ---------
Net investment income
 (expense)..............   65,482    51,476   35,688    (64,333)   (42,481)   (14,134)
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   73,790   273,786  235,107    398,024    453,879    728,950
 Unrealized appreciation
  (depreciation) on
  investments...........  (25,951) (193,819)  97,581 (2,754,089) 1,452,235    630,736
 Capital gain
  distributions.........  432,830   224,259  275,448  1,130,176    864,641    675,592
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  480,669   304,226  608,136 (1,225,889) 2,770,755  2,035,278
                         --------  --------  ------- ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $546,151   355,702  643,824 (1,290,222) 2,728,274  2,021,144
                         ========  ========  ======= ==========  =========  =========

                                                        Variable Insurance
                                                     Products Fund (continued)
                                                     --------------------------
                                                        Overseas Portfolio
                                                     --------------------------
                                                      Year ended December 31,
                                                     --------------------------
                                                       2000      1999    1998
                                                     ---------  ------- -------
Investment income:
 Income -- Ordinary dividends......................  $  39,615   32,601  34,556
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................     17,644   16,186  13,985
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................      1,235      579      19
                                                     ---------  ------- -------
Net investment income (expense)....................     20,736   15,836  20,552
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................     57,421  112,501  98,578
 Unrealized appreciation (depreciation) on
  investments......................................   (896,242) 685,935  (8,287)
 Capital gain distributions........................    249,470   53,190 103,670
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments.......................................   (589,351) 851,626 193,961
                                                     ---------  ------- -------
Increase (decrease) in net assets from operations..  $(568,615) 867,462 214,513
                                                     =========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Variable Insurance Products Fund II
                         -------------------------------------------------------
                          Asset Manager Portfolio      Contrafund Portfolio
                         -------------------------- ----------------------------
                          Year ended December 31,    Year ended December 31,
                         -------------------------- ----------------------------
                           2000      1999    1998      2000      1999     1998
                         ---------  ------- ------- ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 157,145  153,442 131,901     17,425   18,437   14,737
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    32,686   33,559  30,607     25,515   23,952   17,652
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......       970      439      77     15,249    6,221      668
                         ---------  ------- ------- ----------  -------  -------
Net investment income
 (expense)..............   123,489  119,444 101,217    (23,339) (11,736)  (3,583)
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    23,604   64,747  58,132    120,743  354,876  228,313
 Unrealized appreciation
  (depreciation) on
  investments...........  (739,967)  89,931  32,734 (1,216,788) 425,779  398,426
 Capital gain
  distributions.........   370,224  195,289 395,701    632,524  135,201  108,073
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (346,139) 349,967 486,567   (463,521) 915,856  734,812
                         ---------  ------- ------- ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(222,650) 469,411 587,784   (486,860) 904,120  731,229
                         =========  ======= ======= ==========  =======  =======

                                                     Variable Insurance Products
                                                     Fund II -- Service Class 2
                                                     ---------------------------
                                                        Contrafund Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges  --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges  --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (14)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                1
                                                                ----
Increase (decrease) in net assets from operations..             $  1
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Variable Insurance Products Fund III
                          ---------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                 Portfolio
                          -------------------------  ------------------------
                                                      Year ended December
                          Year ended December 31,             31,
                          -------------------------  ------------------------
                            2000      1999    1998     2000     1999    1998
                          ---------  ------  ------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends.............. $   9,297   2,804     --      5,618   3,049     808
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........     2,010   2,165   1,159     1,654   1,866   1,170
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     5,584   2,516     244     1,724     866      53
                          ---------  ------  ------  --------  ------  ------
Net investment income
 (expense)...............     1,703  (1,877) (1,403)    2,240     317    (415)
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................     5,240  28,022   2,566   (20,425) 10,345   3,612
 Unrealized appreciation
  (depreciation) on
  investments............  (104,078) 21,930  59,468  (101,453) (1,242) 35,308
 Capital gain
  distributions..........    60,673   5,692     337    28,489   5,663   2,865
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments..........   (38,165) 55,644  62,371   (93,389) 14,766  41,785
                          ---------  ------  ------  --------  ------  ------
Increase (decrease) in
 net assets from
 operations.............. $ (36,462) 53,767  60,968   (91,149) 15,083  41,370
                          =========  ======  ======  ========  ======  ======

                                                     Variable Insurance Products
                                                     Fund III -- Service Class 2
                                                     ---------------------------
                                                          Mid Cap Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (13)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                2
                                                                ----
Increase (decrease) in net assets from operations..             $  2
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                            --------------------------------------------------
                            American Leaders Fund     High Income Bond Fund
                                      II                        II
                            ------------------------  ------------------------
                             Year ended December       Year ended December
                                     31,                       31,
                            ------------------------  ------------------------
                             2000     1999     1998    2000     1999     1998
                            -------  -------  ------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 5,560    3,192     626   30,830   15,467   3,125
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........    2,080    1,774   1,082    1,346    1,149     938
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........    2,274    1,482     198    1,092      583      41
                            -------  -------  ------  -------  -------  ------
Net investment income
 (expense)................    1,206      (64)   (654)  28,392   13,735   2,146
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................   (5,539)   8,624    (245) (12,093)  (2,384)  1,890
 Unrealized appreciation
  (depreciation) on
  investments.............    1,613  (17,252) 22,437  (51,127) (10,198) (3,246)
 Capital gain
  distributions...........   16,824   32,275   8,313      --     1,345     882
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments..............   12,898   23,647  30,505  (63,220) (11,237)   (474)
                            -------  -------  ------  -------  -------  ------
Increase (decrease) in net
 assets from operations...  $14,104   23,583  29,851  (34,828)   2,498   1,672
                            =======  =======  ======  =======  =======  ======

                                                        Federated Insurance
                                                        Series (continued)
                                                      -------------------------
                                                          Utility Fund II
                                                      -------------------------
                                                      Year ended December 31,
                                                      -------------------------
                                                        2000     1999     1998
                                                      --------  -------  ------
Investment income:
 Income -- Ordinary dividends........................ $ 11,457    6,452   1,649
 Expenses -- Mortality and expense risk charges --
   Type I (note 3)...................................    1,623    1,634   1,345
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)..................................    1,209      602      36
                                                      --------  -------  ------
Net investment income (expense)......................    8,625    4,216     268
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)............................      973    3,277   5,077
 Unrealized appreciation (depreciation) on
  investments........................................  (57,701) (16,132) 11,499
 Capital gain distributions..........................    7,615   12,525  10,132
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments.........................................  (49,113)    (330) 26,708
                                                      --------  -------  ------
Increase (decrease) in net assets from operations.... $(40,488)   3,886  26,976
                                                      ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                 Portfolio             LargeCap Growth Portfolio
                         ----------------------------  ----------------------------
                          Year ended December 31,       Year ended December 31,
                         ----------------------------  ----------------------------
                            2000      1999     1998       2000      1999     1998
                         ----------  -------  -------  ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $      --       --       --          --     2,264    3,185
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......     11,091    9,129    6,602      15,002   13,062    8,011
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      3,875    1,012      105      13,147    4,272      105
                         ----------  -------  -------  ----------  -------  -------
Net investment income
 (expense)..............    (14,966) (10,141)  (6,707)    (28,149) (15,070)  (4,931)
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      2,186   (6,385) (65,245)     33,463  390,753   60,482
 Unrealized appreciation
  (depreciation) on
  investments........... (1,371,045) 405,230  102,269  (1,302,238)  99,476  293,124
 Capital gain
  distributions.........    735,999  183,620  119,910     513,858  224,152  156,070
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   (632,860) 582,465  156,934    (754,917) 714,381  509,676
                         ----------  -------  -------  ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $ (647,826) 572,324  150,227    (783,066) 699,311  504,745
                         ==========  =======  =======  ==========  =======  =======

                                    PBHG Insurance Series Fund, Inc.
                         ------------------------------------------------------------
                                                                 PBHG Growth II
                         PBHG Large Cap Growth Portfolio           Portfolio
                         ----------------------------------- ------------------------
                                                              Year ended December
                             Year ended December 31,                  31,
                         ----------------------------------- ------------------------
                             2000        1999       1998       2000     1999    1998
                         ------------  ---------- ---------- --------  -------  -----
Investment income:
 Income -- Ordinary
  dividends............. $        --         --         --        --       --     --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......        2,179        606        310     2,932      569    177
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......        1,291        209         17     3,508      410     62
                         ------------  ---------  ---------  --------  -------  -----
Net investment income
 (expense)..............       (3,470)      (815)      (327)   (6,440)    (979)  (239)
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       26,713      5,563      3,310   (39,454)  34,202   (197)
 Unrealized appreciation
  (depreciation) on
  investments...........     (140,754)    71,826     13,650  (379,884)  81,393  8,666
 Capital gain
  distributions.........       16,716        --         --     24,260      --     --
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments.........      (97,325)    77,389     16,960  (395,078) 115,595  8,469
                         ------------  ---------  ---------  --------  -------  -----
Increase (decrease) in
 net assets from
 operations............. $   (100,795)    76,574     16,633  (401,518) 114,616  8,230
                         ============  =========  =========  ========  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series
                         --------------------------------------------------------------
                          Aggressive Growth Portfolio          Growth Portfolio
                         ------------------------------  ------------------------------
                            Year ended December 31,        Year ended December 31,
                         ------------------------------  ------------------------------
                            2000        1999     1998       2000       1999      1998
                         -----------  --------- -------  ----------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $       --      65,274     --        5,764     10,964   81,252
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      41,861     24,955  13,231      32,961     25,172   16,385
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      24,298      6,757     391      20,783      5,821      257
                         -----------  --------- -------  ----------  ---------  -------
Net investment income
 (expense)..............     (66,159)    33,562 (13,622)    (47,980)   (20,029)  64,610
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,590,590    861,331 171,826     926,526    379,537  115,203
 Unrealized appreciation
  (depreciation) on
  investments...........  (6,150,760) 3,141,869 488,613  (2,851,716) 1,328,882  576,941
 Capital gain
  distributions.........   1,036,376    111,141     --      582,454     21,779   65,314
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (3,523,794) 4,114,341 660,439  (1,342,736) 1,730,198  757,458
                         -----------  --------- -------  ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $(3,589,953) 4,147,903 646,817  (1,390,716) 1,710,169  822,068
                         ===========  ========= =======  ==========  =========  =======

                                     Janus Aspen Series (continued)
                         ---------------------------------------------------------
                          Worldwide Growth Portfolio        Balanced Portfolio
                         ------------------------------- -------------------------
                            Year ended December 31,      Year ended December 31,
                         ------------------------------- -------------------------
                            2000        1999      1998     2000     1999    1998
                         -----------  ---------  ------- --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $    17,398     11,433  109,248   37,643   43,936  36,704
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      53,602     38,848   27,847   11,335    9,328   5,806
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      23,434      6,863      646   10,397    3,366     484
                         -----------  ---------  ------- --------  ------- -------
Net investment income
 (expense)..............     (59,638)   (34,278)  80,755   15,911   31,242  30,414
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     863,289    404,104  233,014   99,542   79,219  24,529
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,765,784) 3,266,899  623,292 (526,341) 321,542 216,533
 Capital gain
  distributions.........     873,121        --    43,815  288,437      --    5,970
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  (2,029,374) 3,671,003  900,121 (138,362) 400,761 247,032
                         -----------  ---------  ------- --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $(2,089,012) 3,636,725  980,876 (122,451) 432,003 277,446
                         ===========  =========  ======= ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Janus Aspen Series (continued)
                               -------------------------------------------------
                                 Flexible Income        International Growth
                                    Portfolio                 Portfolio
                               ----------------------  -------------------------
                               Year ended December
                                       31,             Year ended December 31,
                               ----------------------  -------------------------
                                2000     1999   1998     2000     1999     1998
                               -------  ------  -----  --------  -------  ------
Investment income:
 Income -- Ordinary
  dividends..................  $ 5,264  12,568  4,328     9,018    2,819  10,815
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)...........      522     715    449     8,171    4,231   3,098
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3)..........    1,197     511     10    12,438    4,585     580
                               -------  ------  -----  --------  -------  ------
Net investment income
 (expense)...................    3,545  11,342  3,869   (11,591)  (5,997)  7,137
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....   (3,171) (1,786) 1,687   242,420   54,154  40,482
 Unrealized appreciation
  (depreciation) on
  investments................    6,251  (8,109)   (74) (990,444) 923,354  16,463
 Capital gain distributions..    7,790     566    167   133,743      --    1,528
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments..   10,870  (9,329) 1,780  (614,281) 977,508  58,473
                               -------  ------  -----  --------  -------  ------
Increase (decrease) in net
 assets from operations......  $14,415   2,013  5,649  (625,872) 971,511  65,610
                               =======  ======  =====  ========  =======  ======

                             Janus Aspen Series          Janus Aspen Series --
                                (continued)                  Service Shares
                         ----------------------------  -------------------------
                                                       Global Life     Global
                            Capital Appreciation         Sciences    Technology
                                 Portfolio              Portfolio    Portfolio
                         ----------------------------  ------------ ------------
                                                       Period from  Period from
                                                       May 29, 2000 May 4, 2000
                          Year ended December 31,           to           to
                         ----------------------------  December 31, December 31,
                            2000       1999     1998       2000         2000
                         -----------  -------  ------  ------------ ------------
Investment income:
 Income -- Ordinary
  dividends............. $    18,596      509     132        --           827
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............       5,528    3,352   1,260        134          178
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      16,675    4,381      91        195          219
                         -----------  -------  ------     ------      -------
Net investment income
 (expense)..............      (3,607)  (7,224) (1,219)      (329)         430
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     187,808   82,791  28,363        268       (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,022,359) 513,292  45,429     13,723      (58,896)
 Capital gain
  distributions.........      23,952    5,853     --         --           --
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments.........    (810,599) 601,936  73,792     13,991      (62,017)
                         -----------  -------  ------     ------      -------
Increase (decrease) in
 net assets from
 operations............. $  (814,206) 594,712  72,573     13,662      (61,587)
                         ===========  =======  ======     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------------
                            Growth and Income Fund            Mid Cap Value Fund
                         ------------------------------ --------------------------------
                                          Period from                      Period from
                          Year ended    October 1, 1998   Year ended     August 28, 1998
                         December 31,         to         December 31,          to
                         -------------   December 31,   ---------------   December 31,
                          2000    1999       1998        2000     1999        1998
                         -------  ----  --------------- -------  ------  ---------------
Investment income:
 Income -- Ordinary
  dividends............. $   427   242         95         3,725   3,355         408
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      11     3          2         1,012     293         --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............     535   112         17         1,161     448         117
                         -------  ----        ---       -------  ------       -----
Net investment income
 (expense)..............    (119)  127         76         1,552   2,614         291
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     480   585        120       (24,105)     87       3,047
 Unrealized appreciation
  (depreciation) on
  investments...........  (5,835) (222)       496        73,668  (2,647)      2,320
 Capital gain
  distributions.........     --    --         --         12,030     --          --
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (5,355)  363        616        61,593  (2,560)      5,367
                         -------  ----        ---       -------  ------       -----
Increase (decrease) in
 net assets from
 operations............. $(5,474)  490        692        63,145      54       5,658
                         =======  ====        ===       =======  ======       =====

                               Salomon Brothers Variable Series Fund Inc.
                         ----------------------------------------------------------
                           Strategic                                      Total
                           Bond Fund            Investors Fund         Return Fund
                         --------------  ----------------------------- ------------
                                         Year ended     Period from    Year ended
                          Year ended      December    December 8, 1998  December
                         December 31,        31,             to            31,
                         --------------  ------------   December 31,   ------------
                          2000    1999    2000   1999       1998        2000   1999
                         ------  ------  ------  ---- ---------------- ------  ----
Investment income:
 Income -- Ordinary
  dividends............. $5,918   2,773   2,505   44          6           210   27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      5     --      155   14          1            23    4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    542     163     644    6        --              4  --
                         ------  ------  ------  ---        ---        ------  ---
Net investment income
 (expense)..............  5,371   2,610   1,706   24          5           183   23
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    490       3    (538)  22        --           (785)  (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (671) (1,908) (3,818) 232         53          (349) (37)
 Capital gain
  distributions.........    --      --   10,551  --         --            --   --
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments.........   (181) (1,905)  6,195  254         53        (1,134) (38)
                         ------  ------  ------  ---        ---        ------  ---
Increase (decrease) in
 net assets from
 operations............. $5,190     705   7,901  278         58          (951) (15)
                         ======  ======  ======  ===        ===        ======  ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                   Alliance
                                                                   Variable
                                      MFS Variable     Rydex       Products   AIM Variable
                                        Insurance     Variable      Series     Insurance
                           Dreyfus        Trust        Trust      Fund, Inc.  Funds, Inc.
                         ------------ ------------- ------------ ------------ ------------
                         The Dreyfus
                           Socially                                             AIM V.I.
                         Responsible       MFS                     Premier      Capital
                         Growth Fund, New Discovery                 Growth    Appreciation
                             Inc.        Series       OTC Fund    Portfolio       Fund
                         ------------ ------------- ------------ ------------ ------------
                         Period from   Period from  Period from  Period from  Period from
                         December 26, December 26,  December 26, December 26, December 26,
                           2000 to       2000 to      2000 to      2000 to      2000 to
                         December 31, December 31,  December 31, December 31, December 31,
                             2000         2000          2000         2000         2000
                         ------------ ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $ --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net investment income
 (expense)..............      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       15           15           10           15           15
 Unrealized appreciation
  (depreciation) on
  investments...........      (14)         (13)         (10)         (15)         (14)
 Capital gain
  distributions.........      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments.........        1            2          --           --             1
                            -----          ---          ---          ---          ---
Increase (decrease) in
 net assets from
 operations.............    $   1            2          --           --             1
                            =====          ===          ===          ===          ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                             GE Investments Funds, Inc.
                          ----------------------------------------------------------------------
                                S&P 500 Index Fund                   Money Market Fund
                          ---------------------------------  -----------------------------------
                              Year ended December 31,             Year ended December 31,
                          ---------------------------------  -----------------------------------
                             2000        1999       1998        2000         1999        1998
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    20,083     11,612     16,310      364,565     223,302     140,953
 Net realized gain
  (loss)................      369,151    367,307    200,588          --            3         517
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,654,687)   797,281    637,587          --           (3)       (517)
 Capital gain
  distributions.........      197,387     82,915    154,941          --          --          --
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............   (1,068,066) 1,259,115  1,009,426      364,565     223,302     140,953
                          -----------  ---------  ---------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    3,412,694  2,348,331  1,553,985   13,180,675   7,117,726   5,316,844
 Loan interest..........       (5,227)      (199)      (667)      (6,351)        132       2,567
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (12,065)   (10,568)       --          (649)        --       (1,231)
 Surrenders.............     (367,160)  (226,385)     2,166     (291,605)   (143,091)   (127,487)
 Loans..................      (33,079)  (147,819)   (28,223)    (441,223)   (382,888)    (92,788)
 Cost of insurance and
  administrative expense
  (note 3)..............     (961,590)  (761,285)  (453,919)    (700,630)   (488,436)   (379,891)
 Transfer gain (loss)
  and transfer fees.....        1,907     (1,620)  (111,502)       4,166      (7,217)    (24,254)
 Transfers (to) from the
  Guarantee Account.....           96        --         --           --          --          --
 Interfund transfers....      808,447    702,040    (71,575) (10,036,753) (5,024,217) (3,025,038)
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..    2,844,023  1,902,495    890,265    1,707,630   1,072,009   1,668,722
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets.............    1,775,957  3,161,610  1,899,691    2,072,195   1,295,311   1,809,675
Net assets at beginning
 of year................    8,469,290  5,307,680  3,407,989    5,366,902   4,071,591   2,261,916
                          -----------  ---------  ---------  -----------  ----------  ----------
Net assets at end of
 period.................  $10,245,247  8,469,290  5,307,680    7,439,097   5,366,902   4,071,591
                          ===========  =========  =========  ===========  ==========  ==========

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                                                              International Equity
                                Total Return Fund                     Fund
                          --------------------------------  --------------------------
                             Year ended December 31,        Year ended December 31,
                          --------------------------------  --------------------------
                             2000       1999       1998       2000     1999     1998
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   85,613     57,566    181,452      (332)    (654)   5,294
 Net realized gain
  (loss)................      33,478     10,066    (62,109)    6,362    5,881       93
 Unrealized appreciation
  (depreciation) on
  investments...........    (117,815)   319,427    423,954  (103,450)  34,706    8,003
 Capital gain
  distributions.........     175,795    102,400        --     53,038   16,048      --
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  operations............     177,071    489,459    543,297   (44,382)  55,981   13,390
                          ----------  ---------  ---------  --------  -------  -------
From capital
 transactions:
 Net premiums...........     333,781    251,092    252,081   137,598  152,398   27,099
 Loan interest..........         (65)      (279)      (327)       (1)      14        1
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........         --     (16,660)   (21,333)      --    (7,573)     --
 Surrenders.............     (45,274)   (23,097)   (16,053)  (23,625)     (86)    (497)
 Loans..................     (29,824)   (24,984)    (8,458)   (2,706) (24,626)    (733)
 Cost of insurance and
  administrative expense
  (note 3)..............    (403,065)  (406,244)  (385,697)  (28,911)     (40) (10,088)
 Transfer gain (loss)
  and transfer fees.....      (1,634)      (706)    26,522     2,417      --       303
 Transfers (to) from the
  Guarantee Account.....         --         --         --        --       --       --
 Interfund transfers....      67,090    (27,330)    84,003    60,560  (27,880)  10,770
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..     (78,991)  (248,208)   (69,262)  145,332   92,207   26,855
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets.............      98,080    241,251    474,035   100,950  148,188   40,245
Net assets at beginning
 of year................   4,318,954  4,077,703  3,603,668   263,937  115,749   75,504
                          ----------  ---------  ---------  --------  -------  -------
Net assets at end of
 period.................  $4,417,034  4,318,954  4,077,703   364,887  263,937  115,749
                          ==========  =========  =========  ========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                           Real Estate Securities
                                    Fund                Global Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 21,293   20,269   11,599     (475)     858    1,662
 Net realized gain
  (loss)................    (2,380) (14,908) (13,410)  (1,161)    (128)   3,656
 Unrealized appreciation
  (depreciation) on
  investments...........   129,283  (10,218) (64,135)     548   (4,715)   1,314
 Capital gain
  distributions.........     2,638    1,216   12,450      --        95       84
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............   150,834   (3,641) (53,496)  (1,088)  (3,890)   6,716
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   134,428  121,762  210,779   28,092   23,325   15,696
 Loan interest..........        28       47       (6)     --       --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --   (11,787)     --       --       --       --
 Surrenders.............    (7,402)  (1,244)  (3,842)     --    (1,142)     --
 Loans..................    (6,672) (51,101)    (660)     --       --       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (54,400)     (90) (49,575)  (8,183)  (5,884)  (4,405)
 Transfer gain (loss)
  and transfer fees.....        71      --      (872)      (5)      66      128
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....    68,374   22,778   41,309   (1,609)  37,663    8,773
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   134,427   80,365  197,133   18,295   54,028   20,192
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   285,261   76,724  143,637   17,207   50,138   26,908
Net assets at beginning
 of year................   420,770  344,046  200,409   86,269   36,131    9,223
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $706,031  420,770  344,046  103,476   86,269   36,131
                          ========  =======  =======  =======  =======  =======
                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                            Mid-Cap Value Equity
                                    Fund                    Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,661    1,738      507   29,038   18,370   17,873
 Net realized gain
  (loss)................    12,924   14,236     (305)  (1,516)     (78)   3,321
 Unrealized appreciation
  (depreciation) on
  investments...........    26,637   22,084   11,219   18,549  (28,051)   4,423
 Capital gain
  distributions.........    26,834      --     5,046      --       662    3,666
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............    69,056   38,058   16,467   46,071   (9,097)  29,283
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   261,618  219,094  108,124   91,288   68,061   59,967
 Loan interest..........      (171)     (57)      34       60       11      (75)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........   (11,287) (10,051)     --    (2,340)     --       --
 Surrenders.............      (995)  (4,932)  (2,851) (11,208)  (3,866) (29,103)
 Loans..................    (2,425) (20,880)  (1,112)  (8,163)  (2,087)    (665)
 Cost of insurance and
  administrative expense
  (note 3)..............   (61,515) (40,864) (13,611) (37,715) (34,405) (32,512)
 Transfer gain (loss)
  and transfer fees.....    (7,220)  (8,769)  (3,719)    (391)    (166)    (444)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (12,847) 167,398   95,455   60,679  (45,407)  29,042
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   165,158  300,939  182,320   92,210  (17,859)  26,210
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   234,214  338,997  198,787  138,281  (26,956)  55,493
Net assets at beginning
 of year................   551,343  212,346   13,559  406,588  433,544  378,051
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $785,557  551,343  212,346  544,869  406,588  433,544
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                              U.S. Equity Fund          Premier Growth Equity Fund
                          ---------------------------  ----------------------------
                                                                      Period from
                           Year ended December 31,      Year ended  June 9, 1999 to
                          ---------------------------  December 31,  December 31,
                             2000      1999     1998       2000          1999
                          ----------  -------  ------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    2,850      223     222     (1,657)           (95)
 Net realized gain
  (loss)................      11,564    2,835     144      4,260            344
 Unrealized appreciation
  (depreciation) on
  investments...........     (73,997)   6,670   3,300    (64,695)        13,285
 Capital gain
  distributions.........      47,509   10,093     600     34,574          4,011
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   operations...........     (12,074)  19,821   4,266    (27,518)        17,545
                          ----------  -------  ------    -------        -------
From capital
 transactions:
 Net premiums...........   1,015,166  137,612  30,322    310,829         35,871
 Loan interest..........          (4)     --      --         (22)           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:                --
 Death benefits.........         --       --      --         --             --
 Surrenders.............         (48)    (462)    (80)   (22,123)           --
 Loans..................    (245,449)     --      --      (7,398)           --
 Cost of insurance and
  administrative expense
  (note 3)..............     (57,642) (26,579) (2,198)   (57,487)        (5,472)
 Transfer gain (loss)
  and transfer fees.....       1,643     (459)    172        227          1,248
 Transfers (to) from the
  Guarantee Account.....         --       --      --         --              --
 Interfund transfers....     111,757   38,985  18,463    283,767         88,483
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     825,423  149,097  46,679    507,793        120,130
                          ----------  -------  ------    -------        -------
Increase (decrease) in
 net assets.............     813,349  168,918  50,945    480,275        137,675
Net assets at beginning
 of year................     219,863   50,945     --     137,675            --
                          ----------  -------  ------    -------        -------
Net assets at end of
 period.................  $1,033,212  219,863  50,945    617,950        137,675
                          ==========  =======  ======    =======        =======

                                    Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                Bond Fund/VA          Capital Appreciation Fund/VA
                          --------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                          --------------------------  -------------------------------
                            2000     1999     1998      2000       1999       1998
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 45,734   18,170    2,656    (32,555)   (15,766)      (231)
 Net realized gain
  (loss)................   (17,389)  (1,863)   2,899    341,073    205,534     89,327
 Unrealized appreciation
  (depreciation) on
  investments...........     6,329  (29,542)  11,167   (741,677) 1,083,816    270,706
 Capital gain
  distributions.........       --     2,165    4,848    340,197    130,214    211,836
                          --------  -------  -------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  operations............    34,674  (11,070)  21,570    (92,962) 1,403,798    571,638
                          --------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   154,114  148,327  164,138  1,083,344    823,296    687,713
 Loan interest..........      (422)      18      (39)    (2,064)      (802)      (398)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (711)     --       --         --      (3,528)       --
 Surrenders.............   (29,789) (13,864) (17,769)  (210,937)  (104,939)  (137,732)
 Loans..................    (6,652)    (838)  (1,348)   (41,303)   (44,498)   (10,897)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,402) (63,471) (40,698)  (358,047)  (302,052)  (260,178)
 Transfer gain (loss)
  and transfer fees.....      (231)     211      188      6,844       (383)       (93)
 Transfers (to) from the
  Guarantee Account.....       --       --       --         135        --         --
 Interfund transfers....     6,376  108,262   51,994    247,162    (28,758)   100,907
                          --------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    58,283  178,645  156,466    725,134    338,336    379,322
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    92,957  167,575  178,036    632,172  1,742,134    950,960
Net assets at beginning
 of year................   638,024  470,449  292,413  4,971,007  3,228,873  2,277,913
                          --------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $730,981  638,024  470,449  5,603,179  4,971,007  3,228,873
                          ========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------
                             Aggressive Growth Fund/VA            High Income Fund/VA
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (56,204)   (32,351)   (15,402)   202,953    114,888     24,691
 Net realized gain
  (loss)................    1,589,430    393,176     93,644    (51,805)    (9,827)     3,380
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,708,169) 2,690,916    277,402   (245,369)   (37,389)   (81,675)
 Capital gain
  distributions.........      272,808        --      83,215        --         --      45,551
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (902,135) 3,051,741    438,859    (94,221)    67,672     (8,053)
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,297,342    706,892    826,696    374,363    445,041    464,843
 Loan interest..........       (8,257)      (459)       171       (717)       890       (313)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,763)    (2,341)       --         --        (215)    (3,028)
 Surrenders.............     (840,901)  (160,601)  (139,804)   (72,713)   (82,275)   (91,485)
 Loans..................     (104,373)  (187,114)   (62,192)    (6,121)   (44,238)   (16,569)
 Cost of insurance and
  administrative expense
  (note 3)..............     (457,737)  (345,495)  (336,566)  (153,413)  (170,939)  (190,705)
 Transfer gain (loss)
  and transfer fees.....      (48,749)    (9,130)     2,879         (7)    (1,499)     2,861
 Transfers (to) from the
  Guarantee Account.....          --         --        (257)        79         (4)       --
 Interfund transfers....    1,141,624   (235,950)    (1,915)   621,109     43,275     46,306
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      973,186   (234,198)   289,012    762,580    190,036    211,910
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............       71,051  2,817,543    727,871    668,359    257,708    203,857
Net assets at beginning
 of year................    6,644,490  3,826,947  3,099,076  2,112,316  1,854,608  1,650,751
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 6,715,541  6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          ===========  =========  =========  =========  =========  =========
                           Oppenheimer Variable Account       Variable Insurance Products
                                 Funds (continued)                       Fund
                          ---------------------------------  -------------------------------
                            Multiple Strategies Fund/VA         Equity-Income Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    38,760     23,700      1,420     65,482     51,476     35,688
 Net realized gain
  (loss)................        8,523     12,030     10,586     73,790    273,786    235,107
 Unrealized appreciation
  (depreciation) on
  investments...........      (56,039)    16,700     (5,312)   (25,951)  (193,819)    97,581
 Capital gain
  distributions.........       67,524     43,483     37,972    432,830    224,259    275,448
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........       58,768     95,913     44,666    546,151    355,702    643,824
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........      337,229    193,685    235,155  1,462,253  1,437,479  1,528,326
 Loan interest..........         (204)        (5)      (157)    (2,861)       956       (659)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --        (253)       --     (44,417)   (26,021)    (4,313)
 Surrenders.............      (53,311)   (26,225)    (8,552)  (333,879)  (195,718)  (292,782)
 Loans..................       (8,792)    (8,254)    (9,879)   (33,487)  (150,364)   (48,745)
 Cost of insurance and
  administrative expense
  (note 3)..............      (70,787)   (68,019)   (68,755)  (491,665)  (579,765)  (625,045)
 Transfer gain (loss)
  and transfer fees.....       (1,814)      (182)      (109)    (6,693)    (4,942)     3,459
 Transfers (to) from the
  Guarantee Account.....          --         --         --          85        --         --
 Interfund transfers....       70,636    (53,287)   (12,778)  (254,327)  (644,610)   111,431
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      272,957     37,460    134,925    295,009   (162,985)   671,672
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............      331,725    133,373    179,591    841,160    192,717  1,315,496
Net assets at beginning
 of year................      979,430    846,057    666,466  6,905,805  6,713,088  5,397,592
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 1,311,155    979,430    846,057  7,746,965  6,905,805  6,713,088
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund (continued)
                          -------------------------------------------------------------------
                                  Growth Portfolio                 Overseas Portfolio
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2000         1999       1998       2000       1999       1998
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (64,333)    (42,481)   (14,134)    20,736     15,836     20,552
 Net realized gain
  (loss)................      398,024     453,879    728,950     57,421    112,501     98,578
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,754,089)  1,452,235    630,736   (896,242)   685,935     (8,287)
 Capital gain
  distributions.........    1,130,176     864,641    675,592    249,470     53,190    103,670
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (1,290,222)  2,728,274  2,021,144   (568,615)   867,462    214,513
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,000,171   1,388,701  1,067,020    299,243    364,398    357,948
 Loan interest..........       (6,381)     (4,205)    (3,767)      (862)      (189)    (1,149)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,738)    (14,970)    (2,159)       --      (3,758)       --
 Surrenders.............     (508,978)   (438,334)  (303,094)  (175,642)   (92,920)   (94,164)
 Loans..................     (128,213)   (133,503)   (67,251)   (35,474)   (37,514)   (10,363)
 Cost of insurance and
  administrative expense
  (note 3)..............     (685,241)   (614,236)  (550,302)  (155,987)  (164,565)  (172,299)
 Transfer gain (loss)
  and transfer fees.....         (442)    (14,687)   (32,108)     3,634     (2,197)     3,188
 Transfers (to) from the
  Guarantee Account.....          208         --         --         344        --         --
 Interfund transfers....      206,956    (344,635)   735,023    (38,525)   (89,327)     7,063
                          -----------  ----------  ---------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  capital transactions..      872,342    (175,869)   843,362   (103,269)   (26,072)    90,224
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     (417,880)  2,552,405  2,864,506   (671,884)   841,390    304,737
Net assets at beginning
 of year................   10,378,658   7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 9,960,778  10,378,658  7,826,253  2,213,423  2,885,307  2,043,917
                          ===========  ==========  =========  =========  =========  =========

                                                                                              Variable Insurance
                                                                                              Products Fund II--
                                       Variable Insurance Products Fund II                     Service Class 2
                          ------------------------------------------------------------------  ------------------
                                  Asset Manager                       Contrafund                  Contrafund
                                    Portfolio                         Portfolio                   Portfolio
                          --------------------------------  --------------------------------  ------------------
                                                                                                 Period from
                             Year ended December 31,           Year ended December 31,        December 26, 2000
                          --------------------------------  --------------------------------   to December 31,
                             2000       1999       1998        2000       1999       1998            2000
                          ----------  ---------  ---------  ----------  ---------  ---------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  123,489    119,444    101,217     (23,339)   (11,736)    (3,583)        --
 Net realized gain
  (loss)................      23,604     64,747     58,132     120,743    354,876    228,313          15
 Unrealized appreciation
  (depreciation) on
  investments...........    (739,967)    89,931     32,734  (1,216,788)   425,779    398,426         (14)
 Capital gain
  distributions.........     370,224    195,289    395,701     632,524    135,201    108,073         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   operations...........    (222,650)   469,411    587,784    (486,860)   904,120    731,229           1
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
From capital
 transactions:
 Net premiums...........     490,848    477,913    513,149   2,063,887  1,028,819    947,585          47
 Loan interest..........         255       (525)      (263)     (1,762)    (1,317)      (583)        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,608)    (2,250)    (4,354)        --         --      (3,241)        --
 Surrenders.............    (360,416)  (104,369)  (197,464)   (278,017)  (127,334)  (118,374)        --
 Loans..................    (109,631)   (33,108)   (31,787)    (89,473)   (45,515)   (45,386)        --
 Cost of insurance and
  administrative expense
  (note 3)..............    (262,101)  (282,330)  (311,542)   (455,295)  (391,276)  (322,452)        (15)
 Transfer gain (loss)
  and transfer fees.....       1,942     (1,929)       689     (11,573)   (12,817)    26,399           1
 Transfers (to) from the
  Guarantee Account.....         --         --         --          129        --        (102)        --
Interfund transfers.....       7,464   (188,976)   (89,254)    489,400        179    403,462         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........    (242,247)  (135,574)  (120,826)  1,717,296    450,739    887,308          33
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Increase (decrease) in
 net assets.............    (464,897)   333,837    466,958   1,230,436  1,354,859  1,618,537          34
Net assets at beginning
 of year................   4,970,200  4,636,363  4,169,405   4,986,719  3,631,860  2,013,323         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Net assets at end of
 period.................  $4,505,303  4,970,200  4,636,363   6,217,155  4,986,719  3,631,860          34
                          ==========  =========  =========  ==========  =========  =========         ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                     Variable Insurance
                                                                                     Products Fund III--
                                       Variable Products Fund III                      Service Class 2
                          ---------------------------------------------------------  -------------------
                                Growth & Income            Growth Opportunities            Mid Cap
                                   Portfolio                    Portfolio                 Portfolio
                          -----------------------------  --------------------------  -------------------
                                                                                         Period from
                            Year ended December 31,      Year ended December 31,      December 26, 2000
                          -----------------------------  --------------------------    to December 31,
                             2000       1999     1998      2000     1999     1998           2000
                          ----------  --------  -------  --------  -------  -------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,703    (1,877)  (1,403)    2,240      317     (415)         --
 Net realized gain
  (loss)................       5,240    28,022    2,566   (20,425)  10,345    3,612           15
 Unrealized appreciation
  (depreciation) on
  investments...........    (104,078)   21,930   59,468  (101,453)  (1,242)  35,308          (13)
 Capital gain
  distributions.........      60,673     5,692      337    28,489    5,663    2,865          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   operations...........     (36,462)   53,767   60,968   (91,149)  15,083   41,370            2
                          ----------  --------  -------  --------  -------  -------          ---
From capital
 transactions:
 Net premiums...........     602,839   444,542  202,919   169,666  160,164   71,954           47
 Loan interest..........         (26)       11      --         (7)    (114)     (31)         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,246)      --       --        --       --       --           --
 Surrenders.............        (991)  (12,518)  (2,976)  (11,073)  (1,860)    (448)         --
 Loans..................      (3,457)   (1,076)   2,468    (2,686)    (479)  (6,446)         --
 Cost of insurance and
  administrative expense
  (note 3)..............    (147,027) (107,292) (31,238)  (57,881) (54,942) (24,940)         (15)
 Transfer gain (loss)
  and transfer fees.....      (9,573)   (9,848)   4,369    (7,620)      14      976          --
 Transfers (to) from the
  Guarantee Account.....         --        --       --        --       --       --           --
 Interfund transfers....      49,174    59,059  125,535   (57,345)  45,257  132,314          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........     480,693   372,878  301,077    33,054  148,040  173,379           32
                          ----------  --------  -------  --------  -------  -------          ---
Increase (decrease) in
 net assets.............     444,231   426,645  362,045   (58,095) 163,123  214,749           34
Net assets at beginning
 of year................     836,049   409,404   47,359   449,449  286,326   71,577          --
                          ----------  --------  -------  --------  -------  -------          ---
Net assets at end of
 period.................  $1,280,280   836,049  409,404   391,354  449,449  286,326           34
                          ==========  ========  =======  ========  =======  =======          ===

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,206      (64)    (654)  28,392   13,735    2,146
 Net realized gain
  (loss)................    (5,539)   8,624     (245) (12,093)  (2,384)   1,890
 Unrealized appreciation
  (depreciation) on
  investments...........     1,613  (17,252)  22,437  (51,127) (10,198)  (3,246)
 Capital gain
  distributions.........    16,824   32,275    8,313      --     1,345      882
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,104   23,583   29,851  (34,828)   2,498    1,672
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   207,940  253,145  161,541  138,080  127,454   76,550
 Loan interest..........        (2)     113       25        7      (48)      60
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (4,163)     --       --       --       --       --
 Surrenders.............   (19,904) (10,302)  (6,132)    (859)  (4,636)  (3,973)
 Loans..................        21       37   (1,072)  (1,395)    (105)  (3,721)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,533) (60,062) (31,404) (36,046) (26,844) (21,339)
 Transfer gain (loss)
  and transfer fees.....      (172)  (4,143)  (1,069)    (299)     660      (94)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (27,455)  79,528  120,045  (37,371)  58,046   16,748
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    91,732  258,316  241,934   62,117  154,527   64,231
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   105,836  281,899  271,785   27,289  157,025   65,903
Net assets at beginning
 of year................   599,913  318,014   46,229  317,734  160,709   94,806
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $705,749  599,913  318,014  345,023  317,734  160,709
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Federated Insurance
                                                       Series (continued)
                                                    --------------------------
                                                        Utility Fund II
                                                    --------------------------
                                                    Year ended December 31,
                                                    --------------------------
                                                      2000     1999     1998
                                                    --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..................  $  8,625    4,216      268
 Net realized gain (loss).........................       973    3,277    5,077
 Unrealized appreciation (depreciation) on
  investments.....................................   (57,701) (16,132)  11,499
 Capital gain distributions.......................     7,615   12,525   10,132
                                                    --------  -------  -------
  Increase (decrease) in net assets from
   operations.....................................   (40,488)   3,886   26,976
                                                    --------  -------  -------
From capital transactions:
 Net premiums.....................................    73,940   89,180   81,174
 Loan interest....................................       (25)     (68)       7
 Transfers (to) from the general account of GE
  Life & Annuity:
 Death benefits...................................       --       --       --
 Surrenders.......................................    (5,790)  (2,117)  (2,124)
 Loans............................................    (1,351) (11,083)    (315)
 Cost of insurance and administrative expense
  (note 3)........................................   (26,993) (27,107) (19,854)
 Transfer gain (loss) and transfer fees...........        27   (1,353)    (312)
 Transfers (to) from the Guarantee Account........       --       --       --
 Interfund transfers..............................    48,195   80,135     (910)
                                                    --------  -------  -------
  Increase (decrease) in net assets from capital
   transactions...................................    88,003  127,587   57,666
                                                    --------  -------  -------
Increase (decrease) in net assets.................    47,515  131,473   84,642
Net assets at beginning of year...................   379,391  247,918  163,276
                                                    --------  -------  -------
Net assets at end of period.......................  $426,906  379,391  247,918
                                                    ========  =======  =======

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (14,966)   (10,141)    (6,707)    (28,149)   (15,070)    (4,931)
 Net realized gain
  (loss)................        2,186     (6,385)   (65,245)     33,463    390,753     60,482
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,371,045)   405,230    102,269  (1,302,238)    99,476    293,124
 Capital gain
  distributions.........      735,999    183,620    119,910     513,858    224,152    156,070
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (647,826)   572,324    150,227    (783,066)   699,311    504,745
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........      611,961    370,003    367,472   1,913,171    885,773    322,362
 Loan interest..........       (1,270)        92         94        (389)        49         79
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --         --        (743)     (2,978)       --        (828)
 Surrenders.............     (110,032)   (45,840)   (24,987)    (56,419)   (29,769)  (132,389)
 Loans..................      (35,753)   (19,152)   (29,830)    (17,073)   (10,722)    10,255
 Cost of insurance and
  administrative expense
  (note 3)..............     (167,382)  (124,312)  (108,923)   (349,953)  (238,219)  (130,212)
 Transfer gain (loss)
  and transfer fees.....        4,196      1,435      8,000      (6,464)    (2,742)     6,290
 Transfers (to) from the
  Guarantee Account.....          --          (4)       --          --          (4)       --
 Interfund transfers....     (253,290)   400,632    (11,610)    403,555     96,272    381,092
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........       48,430    582,854    199,473   1,883,450    700,638    456,649
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (599,396) 1,155,178    349,700   1,100,384  1,399,949    961,394
Net assets at beginning
 of year................    2,324,573  1,169,395    819,695   3,226,455  1,826,506    865,112
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 1,725,177  2,324,573  1,169,395   4,326,839  3,226,455  1,826,506
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                          --------------------------  --------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  --------------------------
                            2000      1999     1998     2000      1999     1998
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,470)    (815)   (327)    (6,440)    (979)   (239)
 Net realized gain
  (loss)................     26,713    5,563   3,310    (39,454)  34,202    (197)
 Unrealized appreciation
  (depreciation) on
  investments...........   (140,754)  71,826  13,650   (379,884)  81,393   8,666
 Capital gain
  distributions.........     16,716      --      --      24,260      --      --
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (100,795)  76,574  16,633   (401,518) 114,616   8,230
                          ---------  -------  ------  ---------  -------  ------
From capital
 transactions:
 Net premiums...........    251,415   50,946  38,098    408,658   57,283  19,247
 Loan interest..........       (318)    (132)     15        (19)     --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........        --       --      --         --       --      --
 Surrenders.............     (8,368)  (2,203)   (949)   (12,942)  (6,046)   (286)
 Loans..................     (2,622)    (336) (6,899)        21      --      --
 Cost of insurance and
  administrative expense
  (note 3)..............    (55,642) (20,936) (9,007)   (59,614) (13,614) (8,107)
 Transfer gain (loss)
  and transfer fees.....       (639)    (882)   (239)    20,256      (29) (1,497)
 Transfers (to) from the
  Guarantee Account.....        --       --      --         --       --      --
 Interfund transfers....    520,503   14,590  14,195    724,334   60,751  30,191
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    704,329   41,047  35,214  1,080,694   98,345  39,548
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets.............    603,534  117,621  51,847    679,176  212,961  47,778
Net assets at beginning
 of year................    195,976   78,355  26,508    281,839   68,878  21,100
                          ---------  -------  ------  ---------  -------  ------
Net assets at end of
 period.................  $ 799,510  195,976  78,355    961,015  281,839  68,878
                          =========  =======  ======  =========  =======  ======

                                                Janus Aspen Series
                          -------------------------------------------------------------------
                            Aggressive Growth Portfolio             Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (66,159)    33,562    (13,622)    (47,980)   (20,029)    64,610
 Net realized gain
  (loss)................    1,590,590    861,331    171,826     926,526    379,537    115,203
 Unrealized appreciation
  (depreciation) on
  investments...........   (6,150,760) 3,141,869    488,613  (2,851,716) 1,328,882    576,941
 Capital gain
  distributions.........    1,036,376    111,141        --      582,454     21,779     65,314
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (3,589,953) 4,147,903    646,817  (1,390,716) 1,710,169    822,068
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,593,333  1,082,138    624,199   2,720,659  1,295,975    731,597
 Loan interest..........       (4,263)    (1,654)       113      (2,643)       (37)       114
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (25,424)    (6,162)      (826)        --      (5,481)      (857)
 Surrenders.............     (376,000)  (129,518)  (129,710)   (246,021)  (115,738)  (112,392)
 Loans..................     (162,782)  (154,373)   (41,049)   (103,157)   (48,269)    (5,077)
 Cost of insurance and
  administrative expense
  (note 3)..............     (705,131)  (385,151)  (220,183)   (577,235)  (383,988)  (247,297)
 Transfer gain (loss)
  and transfer fees.....        6,165     24,215     18,812       4,808      8,881        537
 Transfers (to) from the
  Guarantee Account.....           76        --         --          136        --         --
 Interfund transfers....    1,321,543  1,428,558   (391,359)    329,279  1,134,259    208,382
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,647,517  1,858,053   (140,003)  2,125,826  1,885,602    575,007
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (942,436) 6,005,956    506,814     735,110  3,595,771  1,397,075
Net assets at beginning
 of year................    8,537,962  2,532,006  2,025,192   6,953,844  3,358,073  1,960,998
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 7,595,526  8,537,962  2,532,006   7,688,954  6,953,844  3,358,073
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                            Worldwide Growth Portfolio            Balanced Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (59,638)   (34,278)    80,755     15,911     31,242     30,414
 Net realized gain
  (loss)................      863,289    404,104    233,014     99,542     79,219     24,529
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,765,784) 3,266,899    623,292   (526,341)   321,542    216,533
 Capital gain
  distributions.........      873,121        --      43,815    288,437        --       5,970
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,089,012) 3,636,725    980,876   (122,451)   432,003    277,446
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    3,876,978  1,535,217  1,375,973  2,146,366    542,890    389,374
 Loan interest..........       (3,126)    (1,750)      (462)      (159)      (227)       (51)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (28,708)   (24,630)    (1,493)      (834)       --         --
 Surrenders.............     (543,262)  (104,073)  (169,492)   (75,731)   (27,562)    (8,613)
 Loans..................     (111,625)   (77,866)   (55,021)    (6,129)    (6,685)   (17,190)
 Cost of insurance and
  administrative expense
  (note 3)..............     (814,036)  (598,888)  (464,790)  (263,344)  (186,241)  (100,651)
 Transfer gain (loss)
  and transfer fees.....      (10,924)     4,454        552     (1,864)      (275)     3,680
 Transfers (to) from the
  Guarantee Account.....           43        --        (100)       167        --         --
 Interfund transfers....      845,226    163,874    355,363    393,362    274,258    143,125
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    3,210,566    896,338  1,040,530  2,191,834    596,158    409,674
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,121,554  4,533,063  2,021,406  2,069,383  1,028,161    687,120
Net assets at beginning
 of year................    9,633,288  5,100,225  3,078,819  2,347,345  1,319,184    632,064
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $10,754,842  9,633,288  5,100,225  4,416,728  2,347,345  1,319,184
                          ===========  =========  =========  =========  =========  =========

                                     Janus Aspen Series (continued)
                          ---------------------------------------------------------
                              Flexible Income            International Growth
                                 Portfolio                     Portfolio
                          --------------------------  -----------------------------
                          Year ended December 31,       Year ended December 31,
                          --------------------------  -----------------------------
                            2000     1999     1998      2000       1999      1998
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  3,545   11,342    3,869    (11,591)    (5,997)   7,137
 Net realized gain
  (loss)................    (3,171)  (1,786)   1,687    242,420     54,154   40,482
 Unrealized appreciation
  (depreciation) on
  investments...........     6,251   (8,109)     (74)  (990,444)   923,354   16,463
 Capital gain
  distributions.........     7,790      566      167    133,743        --     1,528
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,415    2,013    5,649   (625,872)   971,511   65,610
                          --------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........    93,871   47,950   44,607    815,490    299,992  375,304
 Loan interest..........       (49)     --       --        (798)       (36)       8
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (9,904)     --    (1,195)    (4,447)       --      (645)
 Surrenders.............      (339)  (4,556)    (908)   (40,049)   (17,243) (19,180)
 Loans..................    (3,411)     --       --     (14,621)   (24,736)    (432)
 Cost of insurance and
  administrative expense
  (note 3)..............   (25,627) (21,676) (16,727)  (229,236)  (113,927) (76,148)
 Transfer gain (loss)
  and transfer fees.....      (141)     134     (213)       (27)      (177)   2,743
 Transfers (to) from the
  Guarantee Account.....       --       --       --         --         --       --
 Interfund transfers....    43,210   79,252   (2,619)   613,105    354,820  168,918
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    97,610  101,104   22,945  1,139,417    498,693  450,568
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............   112,025  103,117   28,594    513,545  1,470,204  516,178
Net assets at beginning
 of year................   202,361   99,244   70,650  2,307,190    836,986  320,808
                          --------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $314,386  202,361   99,244  2,820,735  2,307,190  836,986
                          ========  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Janus Aspen Series
                                   (continued)              Janus Aspen Series -- Service Shares
                          -------------------------------  --------------------------------------
                              Capital Appreciation         Global Life Sciences Global Technology
                                    Portfolio                   Portfolio           Portfolio
                          -------------------------------  -------------------- -----------------
                                                               Period from
                             Year ended December 31,         May 29, 2000 to       Period from
                          -------------------------------      December 31,      May 4, 2000 to
                             2000        1999      1998            2000         December 31, 2000
                          -----------  ---------  -------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (3,607)    (7,224)  (1,219)          (329)                430
 Net realized gain
  (loss)................      187,808     82,791   28,363            268              (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,022,359)   513,292   45,429         13,723             (58,896)
 Capital gain
  distributions.........       23,952      5,853      --             --                  --
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........     (814,206)   594,712   72,573         13,662             (61,587)
                          -----------  ---------  -------        -------             -------
From capital
 transactions:
 Net premiums...........    2,024,377    717,055  106,588          6,124              31,857
 Loan interest..........         (778)       196      300            --                  --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (4,334)       --       --             --                  --
 Surrenders.............      (48,345)    (7,847)    (374)           --                  --
 Loans..................       (3,780)    (4,636)     --             --                  --
 Cost of insurance and
  administrative expense
  (note 3)..............     (320,394)  (144,381) (25,927)        (1,850)             (2,865)
 Transfer gain (loss)
  and transfer fees.....       15,603     (9,482)  (8,962)            50              (1,221)
 Transfers (to) from the
  Guarantee Account.....            2        --       --             --                  --
 Interfund transfers....      544,469    837,693   79,406        179,502             169,898
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,206,820  1,388,598  151,031        183,826             197,669
                          -----------  ---------  -------        -------             -------
Increase (decrease) in
 net assets.............    1,392,614  1,983,310  223,604        197,488             136,082
Net assets at beginning
 of year................    2,215,534    232,224    8,620            --                  --
                          -----------  ---------  -------        -------             -------
Net assets at end of
 period.................  $ 3,608,148  2,215,534  232,224        197,488             136,082
                          ===========  =========  =======        =======             =======

                                         Goldman Sachs Variable Insurance Trust
                          -------------------------------------------------------------------------
                                Growth and Income Fund                 Mid Cap Value Fund
                          ------------------------------------ ------------------------------------
                            Year ended                           Year ended
                           December 31,        Period from      December 31,        Period from
                          ----------------  October 1, 1998 to ----------------  August 28, 1998 to
                            2000     1999   December 31, 1998   2000     1999    December 31, 1998
                          --------  ------  ------------------ -------  -------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (119)    127            76         1,552    2,614           291
 Net realized gain
  (loss)................       480     585           120       (24,105)      87         3,047
 Unrealized appreciation
  (depreciation) on
  investments...........    (5,835)   (222)          496        73,668   (2,647)        2,320
 Capital gain
  distributions.........       --      --            --         12,030      --            --
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   operations...........    (5,474)    490           692        63,145       54         5,658
                          --------  ------        ------       -------  -------        ------
From capital
 transactions:
 Net premiums...........    90,257  14,501         9,253       102,494   43,005         6,190
 Loan interest..........       (10)    --            --            (19)     --            --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --      --            --            --       --            --
 Surrenders.............       --     (171)          --         (2,292)     --            --
 Loans..................    (1,210)    --            --         (1,443)     --            --
 Cost of insurance and
  administrative expense
  (note 3)..............    (7,347) (3,588)         (294)      (15,516)  (5,287)       (1,091)
 Transfer gain (loss)
  and transfer fees.....     1,036      (7)           (2)         (501)      14        (3,036)
 Transfers (to) from the
  Guarantee Account.....       --      --            --            --       --            --
 Interfund transfers....    17,275    (350)          784       (92,118) 330,218        85,487
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   100,001  10,385         9,741        (9,395) 367,950        87,550
                          --------  ------        ------       -------  -------        ------
Increase (decrease) in
 net assets.............    94,527  10,875        10,433        53,750  368,004        93,208
Net assets at beginning
 of year................    21,308  10,433           --        461,212   93,208           --
                          --------  ------        ------       -------  -------        ------
Net assets at end of
 period.................  $115,835  21,308        10,433       514,962  461,212        93,208
                          ========  ======        ======       =======  =======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Salomon Brothers Variable Series Fund Inc.
                          -------------------------------------------------------------------
                          Strategic Bond                                       Total Return
                               Fund                 Investors Fund                 Fund
                          ---------------  ----------------------------------- --------------
                            Year ended      Year ended         Period from      Year ended
                           December 31,    December 31,    December 8, 1998 to December 31,
                          ---------------  --------------     December 31,     --------------
                           2000     1999    2000    1999          1998          2000    1999
                          -------  ------  -------  -----  ------------------- ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 5,371   2,610    1,706     24             5           183      23
 Net realized gain
  (loss)................      490       3     (538)    22           --           (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........     (671) (1,908)  (3,818)   232            53          (349)    (37)
 Capital gain
  distributions.........      --      --    10,551    --            --            --      --
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   operations...........    5,190     705    7,901    278            58          (951)    (15)
                          -------  ------  -------  -----         -----        ------  ------
From capital
 transactions:
 Net premiums...........   13,416  56,140   34,882  7,246           --          6,591     344
 Loan interest..........      --      --       --     --            --            --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --      --       --     --            --            --      --
 Surrenders.............   (2,816)    --       --     --            --            --      --
 Loans..................      --      --       --     --            --            --      --
 Cost of insurance and
  administrative expense
  (note 3)..............   (5,654) (2,890)  (4,593)  (897)          --           (967)   (216)
 Transfer gain (loss)
  and transfer fees.....      (86)   (156)   2,261     36           --          1,183       1
 Transfers (to) from the
  Guarantee Account.....      --      --       --     --            --            --      --
 Interfund transfers....   33,334   1,755  324,070  1,695         1,472           205   1,008
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   38,194  54,849  356,620  8,080         1,472         7,012   1,137
                          -------  ------  -------  -----         -----        ------  ------
Increase (decrease) in
 net assets.............   43,384  55,554  364,521  8,358         1,530         6,061   1,122
Net assets at beginning
 of year................   55,554     --     9,888  1,530           --          1,122     --
                          -------  ------  -------  -----         -----        ------  ------
Net assets at end of
 period.................  $98,938  55,554  374,409  9,888         1,530         7,183   1,122
                          =======  ======  =======  =====         =====        ======  ======

                                                                                    Alliance Variable       AIM Variable
                                             MFS Variable                            Products Series      Insurance Funds,
                          Dreyfus          Insurance Trust    Rydex Variable Trust      Fund, Inc.              Inc.
                    -------------------- -------------------- -------------------- -------------------- --------------------
                    The Dreyfus Socially
                     Responsible Growth   MFS New Discovery                           Premier Growth      AIM V.I. Capital
                         Fund, Inc.             Series              OTC Fund            Portfolio        Appreciation Fund
                    -------------------- -------------------- -------------------- -------------------- --------------------
                        Period from          Period from          Period from          Period from          Period from
                    December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to
                     December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000
                    -------------------- -------------------- -------------------- -------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         $ --                  --                   --                   --                   --
 Net realized gain
  (loss)..........            15                  15                   10                   15                   15
 Unrealized
  appreciation
  (depreciation)
  on investments..           (14)                (13)                 (10)                 (15)                 (14)
 Capital gain
  distributions...           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   operations.....             1                   2                  --                   --                     1
                           -----                 ---                  ---                  ---                  ---
From capital
 transactions:
 Net premiums.....            47                  47                   31                   47                   47
 Loan interest....           --                  --                   --                   --                   --
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
 Death benefits...           --                  --                   --                   --                   --
 Surrenders.......           --                  --                   --                   --                   --
 Loans............           --                  --                   --                   --                   --
 Cost of insurance
  and
  administrative
  expense (note
  3)..............           (15)                (15)                 (10)                 (15)                 (15)
 Transfer gain
  (loss) and
  transfer fees...             1                   2                    2                    1                    1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                  --                   --                   --                   --
 Interfund
  transfers.......           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            33                  34                   23                   33                   33
                           -----                 ---                  ---                  ---                  ---
Increase
 (decrease) in net
 assets...........            34                  36                   23                   33                   34
Net assets at
 beginning of
 year.............           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
Net assets at end
 of period........         $  34                  36                   23                   33                   34
                           =====                 ===                  ===                  ===                  ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. All designated portfolios described above are series type mutual funds.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. There were no amounts issued in either the Strategic Bond or Total Return Funds during 1998.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(1) Description of Entity -- continued

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                          Cost of    Proceeds
                                                          Shares       from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                          ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.................................... $ 6,136,047 $ 3,066,325
 Money Market Fund.....................................  26,357,121  24,483,825
 Total Return Fund.....................................     768,931     582,685
 International Equity Fund.............................     345,203     148,777
 Real Estate Securities Fund...........................     313,810     155,926
 Global Income Fund....................................      39,822      22,252
 Mid-Cap Value Equity Fund.............................     458,056     255,875
 Income Fund...........................................     211,998      90,506
 U.S. Equity Fund......................................   1,198,760     321,569
 Premier Growth Equity Fund............................     726,135     185,112
Oppenheimer Variable Account Funds:
 Bond Fund/VA..........................................     415,127     324,180
 Capital Appreciation Fund/VA..........................   2,182,095   1,148,789
 Aggressive Growth Fund/VA.............................   5,154,944   3,964,218
 High Income Fund/VA...................................   1,469,839     503,035
 Multiple Strategies Fund/VA...........................     615,745     236,292
Variable Insurance Products Fund:
 Equity-Income Portfolio...............................   2,630,924   1,831,261
 Growth Portfolio......................................   4,513,114   2,560,367
 Overseas Portfolio....................................     827,039     660,150
Variable Insurance Products Fund II:
 Asset Manager Portfolio...............................   1,236,403     984,545
 Contrafund Portfolio..................................   4,481,489   2,162,283
Variable Insurance Products Fund -- Service Class 2:
 Contrafund Portfolio..................................          47          15

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
Variable Insurance Products Fund III:
 Growth & Income Portfolio............................ $ 1,610,757 $ 1,067,800
 Growth Opportunities Portfolio.......................     537,929     474,272
Variable Insurance Products Fund III -- Service Class
 2:
 Mid Cap Portfolio....................................          47          15
Federated Insurance Series:
 American Leaders Fund II.............................     331,323     222,376
 High Income Bond Fund II.............................     214,812     124,411
 Utility Fund II......................................     193,853      89,545
Alger American Fund:
 Small Capitalization Portfolio.......................   1,937,825   1,157,230
 LargeCap Growth Portfolio............................   3,787,228   1,415,718
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio......................     889,727     172,693
 PBHG Growth II Portfolio.............................   3,937,725   2,839,360
Janus Aspen Series:
 Aggressive Growth Portfolio..........................  12,663,198   9,055,193
 Growth Portfolio.....................................   6,763,801   4,095,701
 Worldwide Growth Portfolio...........................   6,791,045   2,773,812
 Balanced Portfolio...................................   3,207,725     709,681
 Flexible Income Portfolio............................     250,634     146,601
 International Growth Portfolio.......................   2,345,266   1,088,051
 Capital Appreciation Portfolio.......................   3,994,828   1,765,984
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio.......................     188,753       5,223
 Global Technology Portfolio..........................     297,779      99,655
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...............................     130,303      30,382
 Mid Cap Value Fund...................................     341,004     323,095
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund..................................      87,712      43,458
 Investors Fund.......................................     377,066       8,108
 Total Return Fund....................................       9,691       2,453
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc....          48          15
MFS Variable Insurance Trust:
 MFS New Discovery Series.............................          49          15
Rydex Variable Trust:
 OTC Fund.............................................          33          10
Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio.............................          48          15
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund...................          48          15

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000, 1999, and 1998 are as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                        GE Investments Funds, Inc.
                            -----------------------------------------------------
                            S&P 500   Money     Total                 Real Estate
                             Index    Market   Return   International Securities
                             Fund      Fund     Fund     Equity Fund     Fund
                            -------  --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1997........  82,478    139,024  117,921      5,950       10,723
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............   9,623    112,037    5,873      1,468        8,323
  Loan interest...........      (7)       153      (10)       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     --         (73)    (662)       --           --
      Surrenders..........      23     (7,598)    (498)       (35)        (201)
      Loans...............    (301)    (5,530)    (263)       (51)         (37)
      Cost of insurance
       and administrative
       expenses...........  (4,258)   (16,515) (11,632)      (660)      (2,557)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....  (1,774)  (103,800)    (210)       740        1,263
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............   3,306    (21,326)  (7,402)     1,462        6,791
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998........  85,784    117,698  110,519      7,412       17,514
                            ------   --------  -------     ------       ------

From capital transactions:
  Net premiums............  15,661     37,026    4,245      1,433        5,331
  Loan interest...........      (1)         9       (8)         1            3
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......    (222)       --       (44)       --           --
      Surrenders..........  (4,503)    (9,425)    (622)      (449)        (488)
      Loans...............  (2,322)    (9,247)    (673)        (5)         (81)
      Cost of insurance
       and administrative
       expenses...........  (8,750)   (12,766)  (9,984)      (510)      (2,392)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....    (346)     7,179   (1,367)    (1,909)        (912)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............    (483)    12,776   (8,453)    (1,439)       1,461
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999........  85,301    130,474  102,066      5,973       18,975
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............  11,079     84,019    3,501      2,397        5,567
  Loan interest...........     (53)      (392)      (1)       --             2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     (13)       (37)     --         --           --
      Surrenders..........  (5,058)   (15,640)  (1,097)      (392)        (442)
      Loans...............    (369)    (5,601)    (597)      (104)        (429)
      Cost of insurance
       and administrative
       expenses...........  (5,792)   (10,318)  (8,902)      (446)      (2,533)
  Transfers (to) from the
   Guarantee Account......       1        --       --         --           --
  Interfund transfers.....  (2,390)   (29,187)    (322)      (111)      (2,358)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............  (2,595)    22,844   (7,418)     1,344         (193)
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 2000........  82,706    153,318   94,648      7,317       18,782
                            ======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                 GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                          Global    Mid-Cap                           Premier
                          Income  Value Equity Income     U.S.     Growth Equity
                           Fund       Fund      Fund   Equity Fund     Fund
                          ------  ------------ ------  ----------- -------------
Type I Units:
Units outstanding at
 December 31, 1997.......   896      1,028     37,767       --           --
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,593      2,656      5,943        30          --
  Loan interest..........   --           3         (7)      --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........   --        (211)    (2,891)      --           --
      Loans..............   --         (84)       (66)      --           --
      Cost of insurance
       and administrative
       expenses..........  (464)      (648)    (3,205)      (22)         --
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....   985      2,342      2,659        10          --
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............ 2,114      4,058      2,433        18          --
                          -----      -----     ------     -----       ------
Units outstanding at De-
 cember 31, 1998......... 3,010      5,086     40,200        18          --
                          -----      -----     ------     -----       ------

From capital
 transactions:
  Net premiums........... 1,215      1,407      4,423       302          275
  Loan interest..........   --           4          1       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........  (107)      (301)      (373)      --           --
      Loans..............   --         (18)      (201)      --           --
      Cost of insurance
       and administrative
       expenses..........  (259)      (775)    (2,961)     (113)         (69)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....    (3)     3,672     (4,367)    1,727        5,227
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   846      3,989     (3,478)    1,916        5,433
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 1999....... 3,856      9,075     36,722     1,934        5,433
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,184      2,303      3,840       435        2,120
  Loan interest..........   --         --           6       --             1
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --        (677)      (219)      --           --
      Surrenders.........   --         (58)    (1,049)      --        (1,681)
      Loans..............   --         (32)      (764)      --            42
      Cost of insurance
       and administrative
       expenses..........  (192)      (614)    (2,725)     (184)        (747)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....  (104)      (741)        18       659        8,440
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   888        181       (893)      910        8,175
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 2000....... 4,744      9,256     35,829     2,844       13,608
                          =====      =====     ======     =====       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type I Units:
Units outstanding at
 December 31, 1997.......... 13,037      54,030      76,126   48,043     22,561
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  4,915      12,058      23,331   11,931      5,523
  Loan interest.............     (2)         (8)          5       (9)        (5)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       (88)       --
      Surrenders............   (776)     (2,931)     (4,257)  (2,666)      (277)
      Loans.................    (59)       (232)     (1,894)    (483)      (320)
      Cost of insurance and
       administrative
       expenses............. (1,448)     (5,205)    (10,077)  (5,457)    (2,167)
  Transfers (to) from the
   Guarantee Account........    --          --           (8)     --         --
  Interfund transfers.......  1,572       1,707      (2,098)   1,100       (457)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  4,202       5,389       5,002    4,328      2,297
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1998.......... 17,239      59,419      81,128   52,371     24,858
                             ------      ------     -------   ------     ------

From capital transactions:
  Net premiums..............  3,765         940      10,658    8,672      3,427
  Loan interest.............      1          (2)         (8)      25        --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --           (7)        (41)      (6)        (8)
      Surrenders............   (592)       (202)     (2,676)  (2,276)      (788)
      Loans.................    (36)        (79)     (3,253)  (1,224)      (248)
      Cost of insurance and
       administrative
       expenses............. (1,479)       (453)     (5,482)  (4,185)    (1,754)
  Transfers (to) from the
   Guarantee Account........    --          --          --       --         --
  Interfund transfers.......    109        (198)     (4,525)  (1,264)    (1,536)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  1,768          (1)     (5,327)    (258)      (907)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1999.......... 19,007      59,418      75,801   52,113     23,951
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  2,783       5,150     (16,055)   7,017      2,511
  Loan interest.............    --          (23)        231      (20)        (6)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    (31)        --          --       --         --
      Surrenders............ (1,238)     (2,242)     23,486   (2,046)    (1,388)
      Loans.................   (149)       (599)      2,544      (28)      (240)
      Cost of insurance and
       administrative
       expenses............. (1,350)     (2,843)     10,019   (3,407)    (1,375)
  Transfers (to) from the
   Guarantee Account........    --            2         --         2        --
  Interfund transfers.......   (302)     (1,109)    (19,382)  (3,150)      (291)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............   (287)     (1,664)        843   (1,632)      (789)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 2000.......... 18,720      57,754      76,644   50,481     23,162
                             ======      ======     =======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance Products   Variable Insurance
                                         Fund                Products Fund II
                             ----------------------------- --------------------
                              Equity-                        Asset
                              Income    Growth   Overseas   Manager  Contrafund
                             Portfolio Portfolio Portfolio Portfolio Portfolio
                             --------- --------- --------- --------- ----------
Type I Units:
Units outstanding at
 December 31, 1997..........  134,168   115,551   72,315    163,699    97,028
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   33,122    17,733   14,458     16,997    30,522
  Loan interest.............      (16)      (69)     (49)        (9)      (26)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (107)      (39)     --        (155)     (144)
      Surrenders............   (7,257)   (5,525)  (3,976)    (7,043)   (5,242)
      Loans.................   (1,208)   (1,226)    (438)    (1,134)   (1,902)
      Cost of insurance and
       administrative
       expenses.............  (15,042)   (9,854)  (7,205)   (11,046)  (13,480)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --         (5)
  Interfund transfers.......      477    13,237      250     (3,207)   13,189
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............    9,969    14,257    3,040     (5,597)   22,912
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1998..........  144,137   129,808   75,355    158,102   119,940
                              -------   -------   ------    -------   -------

From capital transactions:
  Net premiums..............   25,811    13,506    8,226     14,013    20,627
  Loan interest.............       22       (68)      (6)       (17)      (46)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (157)     (243)    (112)       (75)      --
      Surrenders............   (4,410)   (7,080)  (2,762)    (3,495)   (4,709)
      Loans.................   (3,312)   (2,060)  (1,115)    (1,110)   (1,173)
      Cost of insurance and
       administrative
       expenses.............  (11,683)   (8,374)  (4,317)    (9,169)  (10,938)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --        --
  Interfund transfers.......  (15,909)  (10,368)  (3,401)    (6,414)  (14,178)
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (9,638)  (14,687)  (3,487)    (6,267)  (10,417)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1999..........  134,499   115,121   71,868    151,835   109,523
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   21,197     9,283    7,554     11,519    31,544
  Loan interest.............      (62)      (72)     (26)         8       (78)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (974)      (12)     --         --        --
      Surrenders............   (7,208)   (5,756)  (4,806)   (11,517)  (15,153)
      Loans.................     (756)   (1,268)  (1,084)    (3,503)   (5,845)
      Cost of insurance and
       administrative
       expenses.............   (9,006)   (5,436)  (4,024)    (7,719)  (14,930)
  Transfers (to) from the
   Guarantee Account........        2         2       11        --          8
  Interfund transfers.......   (6,467)     (350)  (3,161)      (488)    2,231
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (3,274)   (3,609)  (5,536)   (11,700)   (2,223)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 2000..........  131,225   111,512   66,332    140,135   107,300
                              =======   =======   ======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance
                               Products Fund III     Federated Insurance Series
                            ----------------------- ----------------------------
                            Growth &     Growth     American    High
                             Income   Opportunities Leaders  Income Bond Utility
                            Portfolio   Portfolio   Fund II    Fund II   Fund II
                            --------- ------------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1997........    3,813       5,805       3,169     6,188     9,543
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    8,879       2,947       6,297     3,841     3,173
  Loan interest...........      --           (2)          2         4       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (219)         (3)       (394)     (254)     (121)
      Loans...............      (19)       (483)        (69)     (238)      (18)
      Cost of insurance
       and administrative
       expenses...........   (1,697)     (1,664)     (1,728)   (1,274)   (1,035)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    6,067       9,681       6,131       985       (87)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   13,011      10,476      10,239     3,064     1,912
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1998........   16,824      16,281      13,408     9,252    11,455
                             ------      ------      ------    ------    ------

From capital transactions:
  Net premiums............    3,421       2,186       5,066     2,703     1,671
  Loan interest...........        1          (6)          7        (3)       (1)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (652)       (100)       (637)     (296)     (111)
      Loans...............      (32)        --            3        (7)      --
      Cost of insurance
       and administrative
       expenses...........   (1,730)     (1,384)     (1,849)     (891)     (930)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....   (2,229)     (1,296)        637     1,142       (83)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   (1,221)       (600)      3,227     2,648       546
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1999........   15,603      15,681      16,635    11,900    12,001
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    2,286       2,645       3,920     2,699     1,956
  Loan interest...........       (1)        --          --        --          2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --         (229)      --        --
      Surrenders..........      (36)       (686)     (1,037)      (56)     (374)
      Loans...............      (24)        (26)        --        (91)      (87)
      Cost of insurance
       and administrative
       expenses...........   (1,951)     (1,311)     (1,280)   (1,101)     (995)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    2,146      (6,937)       (790)     (557)     (613)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............    2,420      (6,315)        584       894      (111)
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 2000........   18,023       9,366      17,219    12,794    11,890
                             ======      ======      ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type I Units:
Units outstanding at December 31,
 1997............................      76,251       63,799     2,254     1,972
                                      -------      -------    ------    ------
From capital transactions:
  Net premiums...................      32,605       17,385     2,279     1,203
  Loan interest..................           9            5         1       --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         (72)         (53)      --        --
      Surrenders.................      (2,415)      (8,436)      (57)      (16)
      Loans......................      (2,883)         653      (569)      --
      Cost of insurance and
       administrative expenses...     (10,216)      (7,880)     (608)     (565)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      (4,182)      20,083     1,170       185
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,846       21,757     2,216       807
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1998............................      89,097       85,556     4,470     2,779
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      14,158       18,292     1,496     4,760
  Loan interest..................           6            3        (9)      --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (2,787)      (1,514)     (133)   (1,121)
      Loans......................      (1,178)        (537)      (21)      --
      Cost of insurance and
       administrative expenses...      (6,036)      (7,299)     (563)   (1,461)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      20,595      (15,368)      221      (137)
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      24,758       (6,423)      991     2,041
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1999............................     113,855       79,133     5,461     4,820
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      13,261        7,544       913       770
  Loan interest..................         (64)          (6)      (12)       (1)
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (5,798)      (1,136)     (168)     (200)
      Loans......................      (2,382)        (912)      (96)        1
      Cost of insurance and
       administrative expenses...      (5,601)      (3,937)     (481)     (443)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............     (25,194)         692    11,038    10,917
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......     (25,778)       2,245    11,194    11,044
                                      -------      -------    ------    ------
Units outstanding at December 31,
 2000............................      88,077       81,378    16,655    15,864
                                      =======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type I Units:
Units outstanding at
 December 31, 1997..........  116,793    108,163   161,110   42,477     5,589
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   24,642     27,838    47,797   12,861     2,801
  Loan interest.............        6          6       (21)      (3)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      (43)       (45)      (68)     --        (84)
      Surrenders............   (6,780)    (5,890)   (7,737)    (520)      (64)
      Loans.................   (2,146)      (267)   (2,519)  (1,038)      --
      Cost of insurance and
       administrative
       expenses.............  (10,966)   (12,198)  (20,085)  (5,313)   (1,139)
  Transfers (to) from the
   Guarantee Account........      --         --         (5)     --        --
  Interfund transfers.......  (23,977)     9,558    11,118    5,127      (291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............  (19,264)    19,002    28,480   11,114     1,223
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1998..........   97,529    127,165   189,590   53,591     6,812
                              -------    -------   -------   ------    ------

From capital transactions:
  Net premiums..............   12,369     16,689    38,292    6,407       251
  Loan interest.............      (46)        (1)      (76)     (10)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (171)      (161)     (222)     --        --
      Surrenders............   (3,586)    (3,363)   (5,000)    (955)     (326)
      Loans.................   (4,215)    (1,314)   (2,004)    (105)      --
      Cost of insurance and
       administrative
       expenses.............   (7,317)    (7,290)  (21,189)  (4,660)     (952)
  Transfers (to) from the
   Guarantee Account........      --         --        --       --        --
  Interfund transfers.......   25,088     18,674    (6,785)   8,897       208
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............   22,122     23,234     3,016    9,574      (819)
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1999..........  119,651    150,399   192,606   63,165     5,993
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   10,645     15,555    17,285    8,479     2,277
  Loan interest.............      (82)       (77)      (40)      (4)       (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (536)     (35)      --
      Surrenders............   (6,097)    (6,949)  (11,327)  (2,981)      --
      Loans.................   (1,857)    (2,904)   (2,135)    (213)     (216)
      Cost of insurance and
       administrative
       expenses.............   (6,532)    (7,528)   (9,763)  (3,837)     (571)
  Transfers (to) from the
   Guarantee Account........        2          4         1        7       --
  Interfund transfers.......    8,820    (17,553)    2,902    5,692    (1,291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............    4,899    (19,452)   (3,613)   7,108       196
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 2000..........  124,550    130,947   188,993   70,273     6,189
                              =======    =======   =======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                Janus Aspen Series      Janus Aspen Series --
                                   (continued)              Service Shares
                            -------------------------- ------------------------
                            International   Capital       Global       Global
                               Growth     Appreciation Life Sciences Technology
                              Portfolio    Portfolio     Portfolio   Portfolio
                            ------------- ------------ ------------- ----------
Type I Units:
Units outstanding at
 December 31, 1997.........    23,264           684          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     8,858         4,038          --          --
  Loan interest............       --             22          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       (39)          --           --          --
      Surrenders...........    (1,149)          (27)         --          --
      Loans................       (26)          --           --          --
      Cost of insurance and
       administrative
       expenses............    (3,657)       (1,554)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     3,504         5,052          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,491         7,531          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1998.........    30,755         8,215          --          --
                               ------        ------        -----       -----

From capital transactions:
  Net premiums.............     6,335         2,077          --          --
  Loan interest............         5             7          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........      (867)         (284)         --          --
      Loans................       (31)          (98)         --          --
      Cost of insurance and
       administrative
       expenses............    (3,152)       (1,822)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     1,272        14,138          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     3,562        14,018          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1999.........    34,317        22,233          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     5,302         3,681          104          34
  Loan interest............         3            (3)         --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........    (1,262)         (312)         --          --
      Loans................      (555)         (211)         --          --
      Cost of insurance and
       administrative
       expenses............    (2,490)       (1,943)         (33)        (35)
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     6,892         1,075        4,191       7,802
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,890         2,287        4,262       7,801
                               ------        ------        -----       -----
Units outstanding at
 December 31, 2000.........    42,207        24,520        4,262       7,801
                               ======        ======        =====       =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                    Goldman Sachs
                                  Variable Insurance  Salomon Brothers Variable
                                        Trust              Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap                      Total
                                    Income    Value   Strategic Investors Return
                                     Fund     Fund    Bond Fund   Fund     Fund
                                  ---------- -------  --------- --------- ------
Type I Units:
Units outstanding at December
 31, 1997.......................      --         --      --         --     --
                                     ----    -------     ---     ------    ---
From capital transactions:
  Net premiums..................      --         --      --         --     --
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..      (13)       --      --         --     --
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........       94        --      --         126    --
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       81        --      --         126    --
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1998.......................       81        --      --         126    --
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................      --       2,906     --         --      25
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..       (8)      (160)    --         (15)   (16)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      (73)    44,496     --         --      94
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......      (81)    47,242     --         (15)   103
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1999.......................      --      47,242     --         111    103
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................       18      1,553     --           9    345
  Loan interest.................       (1)        (3)    --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --        (304)    --         --     --
      Loans.....................     (146)      (191)    --         --     --
      Cost of insurance and
       administrative expenses..       (7)      (668)     (2)       (23)   (61)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      172    (34,476)    102     10,119     12
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       36    (34,089)    100     10,105    296
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 2000.......................       36     13,153     100     10,216    399
                                     ====    =======     ===     ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                            ----------------------------------------------------
                            S&P 500   Money    Total                 Real Estate
                             Index    Market   Return  International Securities
                             Fund      Fund     Fund    Equity Fund     Fund
                            -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997.........    --         --      --         --           --
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 14,211    203,673   1,858        444        4,046
  Loan interest............    --         --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --      --         --           --
      Surrenders...........    --         --      --         --           (16)
      Loans................    --         --      --         --           --
  Cost of insurance and
   administrative
   expenses................ (1,193)    (6,092)   (323)       (44)        (252)
  Interfund transfers......  2,066    (76,055)  2,682          9        1,224
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1998......... 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------

From capital transactions:
  Net premiums............. 28,289    373,827   2,488      8,139        2,648
  Loan interest............     (3)       --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --     (400)       --           --
      Surrenders...........   (219)       (61)    --         --          (285)
      Loans................   (661)   (13,879)    --         --           --
      Cost of insurance and
       administrative
       expenses............ (6,092)   (16,872)   (941)    (1,016)        (956)
  Interfund transfers...... 12,671   (292,484)    625        277        2,408
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 33,985     50,531   1,772      7,400        3,815
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1999......... 49,069    172,057   5,989      7,809        8,817
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 44,038    647,376   4,610      5,582        3,519
  Loan Interest............    (30)        30     --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......   (183)       --      --         --           --
      Surrenders...........   (723)      (922)    (15)      (976)         (92)
      Loans................   (155)   (18,960)   (133)       (58)         (60)
      Cost of insurance and
       administrative
       expenses............ (9,636)   (28,722)   (980)    (1,226)      (1,213)
  Interfund transfers...... 15,638   (526,790)  1,933      3,533        5,691
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 48,949     72,012   5,415      6,855        7,845
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 2000......... 98,018    244,069  11,404     14,664       16,662
                            ======   ========  ======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                             Global    Mid-Cap             U.S.       Premier
                             Income  Value Equity Income  Equity   Growth Equity
                              Fund       Fund      Fund    Fund        Fund
                             ------  ------------ ------  -------  -------------
Type II Units:
Units outstanding at
 December 31, 1997..........   --          --        --       --         --
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums..............   134       5,572        14    3,071        --
  Loan interest.............   --          --        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (6)      --        (8)       --
      Loans.................   --          --        --       --         --
  Cost of insurance and
   administrative expenses..   (24)       (386)      (24)    (203)       --
  Interfund transfers.......   --        4,923       214    1,879        --
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1998..........   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------

From capital transactions:
  Net premiums..............   953      11,785     2,123   11,266      3,298
  Loan interest.............   --           (8)      --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --         (604)      --       --         --
      Surrenders............   --          --        --       (39)       --
      Loans.................   --       (1,237)      --       --         --
      Cost of insurance and
       administrative
       expenses.............  (287)     (1,693)     (353)  (2,119)      (475)
  Interfund transfers....... 3,476       6,445       (10)   1,503      3,411
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions............... 4,142      14,688     1,760   10,611      6,234
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1999.......... 4,252      24,791     1,964   15,350      6,234
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums.............. 1,514      14,289     4,616   79,617     24,853
  Loan Interest.............   --          (11)      --       --          (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (2)      --        (4)      (209)
      Loans.................   --         (121)      --   (19,352)      (686)
      Cost of insurance and
       administrative
       expenses.............  (596)     (3,282)     (790)  (4,366)    (4,235)
  Interfund transfers.......   (50)        (31)    5,555    8,173     16,059
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   868      10,842     9,381   64,068     35,779
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 2000.......... 5,120      35,633    11,345   79,418     42,013
                             =====      ======    ======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type II Units
Units outstanding at
 December 31, 1997..........    --          --          --       --         --
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  2,180       2,669       1,554    1,658      2,207
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............    --          --          --       --         --
      Loans.................    --          --          --       --         --
      Cost of insurance and
       administrative
       expenses.............   (319)       (343)       (145)    (103)       (63)
  Interfund transfers.......    675         456       1,719      255         46
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1998..........  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------

From capital transactions:
  Net premiums..............  2,591       5,822       1,518    3,721      2,421
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............     (1)         (3)       (109)     --         --
      Loans.................    --          (61)         (2)     --         --
      Cost of insurance and
       administrative
       expenses............. (1,241)     (1,163)       (489)    (557)      (294)
  Interfund transfers.......  4,538       1,282         391    2,515        (67)
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  5,887       5,877       1,309    5,679      2,060
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1999..........  8,423       8,659       4,437    7,489      4,250
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  3,727       8,639       7,531    3,789      6,711
  Loan Interest.............    (18)         (3)        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          (60)     --         --
      Surrenders............    (61)       (385)        (41)     (33)       (66)
      Loans.................   (133)         92        (142)    (151)       --
      Cost of insurance and
       administrative
       expenses............. (1,382)     (1,661)     (1,046)  (1,006)      (557)
  Interfund transfers.......    548       4,361       4,683   21,506      2,226
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,681      11,043      10,925   24,105      8,314
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 2000.......... 11,104      19,702      15,362   31,594     12,564
                             ======      ======      ======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                                            Variable Insurance
                              Variable Insurance        Variable Insurance  Product Fund II --
                                 Products Fund           Products Fund II     Service Class 2
                         ----------------------------- -------------------- ------------------
                          Equity-                        Asset
                          Income    Growth   Overseas   Manager  Contrafund     Contrafund
                         Portfolio Portfolio Portfolio Portfolio Portfolio      Portfolio
                         --------- --------- --------- --------- ---------- ------------------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --        --        --         --           --
                          ------    ------     -----     -----     ------          ---
From capital
 transactions:
  Net premiums..........   4,605     1,787       590     1,321     11,842          --
  Loan interest.........     --        --        --        --         --           --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        --        --        --         --           --
      Surrenders........     --         (2)      --        --         (35)         --
      Loans.............     --        --        --        --        (123)         --
      Cost of insurance
       and
       administrative
       expenses.........    (436)     (186)      (63)      (67)      (904)         --
  Interfund transfers...   2,211       171        44        24      4,847          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1998......   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........   6,469     8,198     3,033     1,964     16,460          --
  Loan interest.........     --        --        --        --          (3)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (413)      --        --        --         --           --
      Surrenders........     (27)      (28)      --        --         (33)         --
      Loans.............     (93)      (96)      --          1       (487)         --
      Cost of insurance
       and
       administrative
       expenses.........  (1,395)   (1,444)     (669)     (280)    (3,385)         --
  Interfund transfers...   1,232     4,342       868        85     13,182          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   5,773    10,972     3,232     1,770     25,734          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1999......  12,153    12,742     3,803     3,048     41,361          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........  10,355    14,836     1,494     4,225     46,731            6
  Loan Interest.........     --         (2)      --        --         (13)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        (58)      --       (344)       --           --
      Surrenders........    (109)     (196)     (528)      --        (571)         --
      Loans.............      21      (241)      --        --         324          --
      Cost of insurance
       and
       administrative
       expenses.........  (1,692)   (2,703)     (698)     (665)    (6,124)          (2)
  Interfund transfers...     847     2,917     1,860       737     13,836          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   9,422    14,553     2,128     3,953     54,183            4
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 2000......  21,575    27,295     5,931     7,001     95,544            4
                          ======    ======     =====     =====     ======          ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                 Variable Insurance
                           Variable Insurance    Product Fund III--
                            Products Fund III      Service Class 2   Federated Insurance Series
                         ----------------------- ------------------ ----------------------------
                         Growth &     Growth                        American    High
                          Income   Opportunities      Mid Cap       Leaders  Income Bond Utility
                         Portfolio   Portfolio       Portfolio      Fund II    Fund II   Fund II
                         --------- ------------- ------------------ -------- ----------- -------
Type II Units:
Units outstanding at
 December 31, 1997......     --          --             --              --        --        --
                          ------      ------            ---          ------    ------    ------
From capital
 transactions:
  Net premiums..........   6,034       2,476            --            3,993     1,042     1,404
  Loan interest.........     --          --             --              --        --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     --          (31)           --              --        --        --
      Loans.............     201         --             --              --        --        --
      Cost of insurance
       and
       administrative
       expenses.........    (599)       (208)           --             (282)      (90)      (89)
  Interfund transfers...   3,160         245            --            1,544        85        35
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1998......   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  22,463       7,729            --            9,243     5,365     2,927
  Loan interest.........     --          --             --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     (32)        --             --               (1)      --        --
      Loans.............     (29)        (31)           --               (1)      --       (566)
      Cost of insurance
       and
       administrative
       expenses.........  (4,444)     (1,892)           --           (1,629)     (812)     (478)
  Interfund transfers...   5,886       4,477            --            3,735     2,531     4,176
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  23,844      10,283            --           11,347     7,084     6,056
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1999......  32,640      12,765            --           16,602     8,121     7,406
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  33,328       9,434              4           7,800     6,245     2,366
  Loan Interest.........      (1)         (1)           --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (604)        --             --              --        --        --
      Surrenders........     (23)       (196)           --              (60)      --        --
      Loans.............    (181)       (163)           --                1       --        --
      Cost of insurance
       and
       administrative
       expenses.........  (6,767)     (2,883)            (1)         (2,355)   (1,237)     (628)
  Interfund transfers...     804       1,759            --             (747)   (1,862)    3,128
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,556       7,950              3           4,639     3,146     4,863
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 2000......  59,196      20,715              3          21,241    11,267    12,269
                          ======      ======            ===          ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type II Units:
Units outstanding at December 31,
 1997............................         --           --        --        --
                                       ------      -------    ------    ------
From capital transactions:
  Net premiums...................       2,957        2,770       812       367
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         --           --        (20)       (8)
      Loans......................         --           --        --        --
      Cost of insurance and
       administrative expenses...        (317)        (366)     (127)      (74)
  Interfund transfers............       3,104        3,686       --      2,930
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......       5,744        6,090       665     3,215
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1998............................       5,744        6,090       665     3,215
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................       9,990       24,310     1,792     1,601
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         (36)         (72)      (13)      --
      Loans......................         --           (32)       (1)      --
      Cost of insurance and
       administrative expenses...      (1,870)      (4,566)     (786)     (290)
  Interfund transfers............       4,696       17,028       709     3,114
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,780       36,668     1,701     4,425
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1999............................      18,524       42,758     2,366     7,640
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................      22,719       63,374     7,754    15,546
  Loan Interest..................          (9)          (7)      --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --          (113)      --        --
      Surrenders.................        (548)        (742)     (128)     (249)
      Loans......................         338          476         1       --
      Cost of insurance and
       administrative expenses...      (4,168)      (8,439)   (1,454)   (1,811)
  Interfund transfers............      11,015       14,478     7,439    14,346
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      29,347       69,027    13,612    27,832
                                       ------      -------    ------    ------
Units outstanding at December 31,
 2000............................      47,871      111,785    15,978    35,472
                                       ======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..........      --         --        --        --       --
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............    8,732      9,826    15,030    10,226      365
  Loan interest.............      --         --        --        --       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --        --        --       --
      Surrenders............      --         (23)      (22)      --       --
      Loans.................      --         --        --        --       --
      Cost of insurance and
       administrative
       expenses.............     (594)      (753)   (1,180)     (735)     (44)
  Interfund transfers.......    3,849      1,299     5,095     3,376      111
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1998..........   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------

From capital transactions:
  Net premiums..............   20,475     25,736    27,011    18,588    3,248
  Loan interest.............      --         --         (8)       (1)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (717)      --       --
      Surrenders............      --         (48)      (92)     (326)     --
      Loans.................      (70)      (127)   (1,325)     (203)     --
      Cost of insurance and
       administrative
       expenses.............   (3,896)    (4,807)   (6,014)   (3,963)    (612)
  Interfund transfers.......   16,837     17,635    10,749     3,842    5,581
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   33,346     38,389    29,604    17,937    8,217
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1999..........   45,333     48,738    48,527    30,804    8,649
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............   40,498     62,852    76,826    77,905    4,109
  Loan Interest.............       (5)        (1)      (33)       (2)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (497)       --       (111)      --      (704)
      Surrenders............   (1,505)      (275)     (776)     (153)     (24)
      Loans.................   (1,402)      (125)     (376)      (40)     --
      Cost of insurance and
       administrative
       expenses.............   (7,524)    (9,210)   (9,251)   (6,852)  (1,178)
  Interfund transfers.......   17,382     26,573    17,721    10,273    4,522
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   46,947     79,814    84,000    81,131    6,725
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 2000..........   92,280    128,552   132,527   111,935   15,374
                               ======    =======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                   Janus Aspen Series      Janus Aspen Series-
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type II Units:
Units outstanding at December
 31, 1997....................        --            --          --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     15,053         3,233         --          --
  Loan interest..............        --            --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --            --          --          --
      Loans..................        --            --          --          --
      Cost of insurance and
       administrative
       expenses..............       (999)         (279)        --          --
  Interfund transfers........      7,307           595         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     21,361         3,549         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1998....................     21,361         3,549         --          --
                                  ------       -------      ------      ------

From capital transactions:
  Net premiums...............      9,638        27,320         --          --
  Loan interest..............         (7)          --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --             (1)        --          --
      Loans..................     (1,336)          (80)        --          --
      Cost of insurance and
       administrative
       expenses..............     (2,838)       (3,898)        --          --
  Interfund transfers........     18,259        18,547         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     23,716        41,888         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1999....................     45,077        45,437         --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     21,102        58,726         469       3,278
  Loan Interest..............        (29)          (21)        --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........       (145)         (136)        --          --
      Surrenders.............        --         (1,122)        --          --
      Loans..................         98           145         --          --
      Cost of insurance and
       administrative
       expenses..............     (4,898)       (7,593)       (140)       (259)
  Interfund transfers........     12,859        15,688      12,612       9,075
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     28,987        65,687      12,941      12,094
                                  ------       -------      ------      ------
Units outstanding at December
 31, 2000....................     74,064       111,124      12,941      12,094
                                  ======       =======      ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust              Series Fund Inc.
                                   ------------------  --------------------------
                                   Growth and Mid Cap                      Total
                                     Income    Value   Strategic Investors Return
                                      Fund     Fund    Bond Fund   Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................       --       --        --        --     --
                                     ------   ------     -----    ------    ---
From capital transactions:
  Net premiums...................     1,115      742       --        --     --
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...       (23)    (131)      --        --     --
  Interfund transfers............       --    10,240       --        --     --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1998............................     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     1,560    2,252     5,549       548      6
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       (18)     --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (378)    (478)     (286)      (53)    (4)
  Interfund transfers............        35   (5,286)      173       128    --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,199   (3,512)    5,436       623      2
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1999............................     2,291    7,339     5,436       623      2
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     9,882    9,618     1,280     2,355    246
  Loan Interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --       (269)      --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (800)  (1,110)     (538)     (287)   (26)
  Interfund transfers............     1,739   17,815     3,077    11,373      6
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......    10,821   26,323     3,550    13,441    226
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 2000............................    13,112   33,662     8,986    14,064    228
                                     ======   ======     =====    ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               Rydex   Alliance Variable   AIM Variable
                                               MFS Variable   Variable  Products Series  Insurance Funds,
                               Dreyfus        Insurance Trust  Trust      Fund, Inc.           Inc.
                         -------------------- --------------- -------- ----------------- -----------------
                         The Dreyfus Socially     MFS New
                             Responsible         Discovery                  Premier      AIM V. I. Capital
                          Growth Fund, Inc.       Series      OTC Fund Growth Portfolio  Appreciation Fund
                         -------------------- --------------- -------- ----------------- -----------------
Type II Units:
Units outstanding at
 December 31, 1999......         --                 --          --            --                --
                                 ---                ---         ---           ---               ---

From capital
 transactions:
  Net premiums..........           6                  6           4             6                 6
  Loan Interest.........         --                 --          --            --                --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....         --                 --          --            --                --
      Surrenders........         --                 --          --            --                --
      Loans.............         --                 --          --            --                --
      Cost of insurance
       and
       administrative
       expenses.........          (2)                (2)         (1)           (2)               (2)
  Interfund transfers...         --                 --          --            --                --
                                 ---                ---         ---           ---               ---
Net increase (decrease)
 in units from capital
 transactions...........           4                  4           3             4                 4
                                 ---                ---         ---           ---               ---
Units outstanding at
 December 31, 2000......           4                  4           3             4                 4
                                 ===                ===         ===           ===               ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of .70% of the net assets of the Account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds and 0.80% for the Small-Cap Value Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).